COLT 2023-4 ABS-15G

Exhibit 99.18

Seller	Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	4350103444	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-VOR received - resolved - Due Diligence Vendor-08/07/2023

Ready for Review-Document Uploaded. Attached VOR attached for previous rental.  Should have 2 vors covering a full 12 months - Seller-08/03/2023

Counter-received additional deposits for $651, please provide proof of payment for September 2022 and December 2022 - Due Diligence Vendor-08/01/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/01/2023

															Open-Missing Verification of Rent Provide VOR for the property P1: 115 cedar point place apt 15, lake saint louis, MO and P2: 1056 Mace Road, Osage Beach, MO to verify the rent for last 12 months - Due Diligence Vendor-07/18/2023	Ready for Review-Document Uploaded. Attached VOR attached for previous rental. Should have 2 vors covering a full 12 months - Seller-08/03/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/01/2023	Resolved-VOR received - resolved - Due Diligence Vendor-08/07/2023	5002002280_VOM - Verification of Mortgage or Rent_2.pdf VOM - Verification of Mortgage or Rent_3.pdf			MO	Primary Residence	Purchase	NA	1058146	N/A	N/A
XXXX	XXXX	4350103444			Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Second Appraisal/ Valuation is Provided. - Due Diligence Vendor-07/27/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023 Ready for Review-Document Uploaded. - Seller-07/26/2023 Open-Second Appraisal/ Valuation is Missing Second Appraisal missing in file. - Due Diligence Vendor-07/18/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023 Ready for Review-Document Uploaded. - Seller-07/26/2023	Resolved-Second Appraisal/ Valuation is Provided. - Due Diligence Vendor-07/27/2023	5002002280_RDA.pdf			MO	Primary Residence	Purchase	NA	1058200	N/A	N/A
XXXX	XXXX	4350103444			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Income sheet provided, finding resolved. - Due Diligence Vendor-07/19/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/19/2023 Open-Lender income worksheet missing in file. - Due Diligence Vendor-07/18/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/19/2023	Resolved-Income sheet provided, finding resolved. - Due Diligence Vendor-07/19/2023	5002002280_Self Employment Income Calculation Worksheet.pdf			MO	Primary Residence	Purchase	NA	1058115	N/A	N/A
XXXX	XXXX	4350103471			Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Exception Provided: 90 LTV with credit score less than 760 - Due Diligence Vendor-09/26/2023 Ready for Review-Document Uploaded. - Seller-09/25/2023 Open-Audited CLTV of 90% exceeds Guideline CLTV of 85% Please provide exception for LTV being at 90% Alt doc program primary with 743 score shows LTV at 85%. - Due Diligence Vendor-09/12/2023 Open-Audited CLTV of 90% exceeds Guideline CLTV of 85% Please provide exception for LTV being at 90% Alt doc program primary with 743 score shows LTV at 85%. - Due Diligence Vendor-09/12/2023	Ready for Review-Document Uploaded. - Seller-09/25/2023	Waived-Exception Provided: 90 LTV with credit score less than 760 - Due Diligence Vendor-09/26/2023	Loan Approval.pdf		Compensating Factors (indicate all that apply): Residual income greater than 3X the VA-Calculated Residual Income is 7,851.07 which is > than Guideline Residual Income-Verified. DTI below max by 5% or greater-Qualifying Total Debt Income Ratio is 41.55%/Guideline DTI is 50%-Verified. 6 months of reserves required, and borrower has 15.02 months of reserves.	MI	Primary Residence	Purchase	NA	1152424	Originator Pre-Close	Yes
XXXX	XXXX	4350103471			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-received LOX stating bwr lives rent free since 2020 - resolved - Due Diligence Vendor-09/05/2023 Ready for Review-Document Uploaded. - Seller-09/05/2023 Open-Housing History Does Not Meet Guideline Requirements Please provide 12 months housing history for bwr primary residence - Due Diligence Vendor-08/30/2023 Open- - Due Diligence Vendor-08/30/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-08/30/2023 Open-Housing History Does Not Meet Guideline Requirements Please provide housing history for borrower - Due Diligence Vendor-08/30/2023	Ready for Review-Document Uploaded. - Seller-09/05/2023	Resolved-received LOX stating bwr lives rent free since 2020 - resolved - Due Diligence Vendor-09/05/2023 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-08/30/2023	5002002668_Rent Letter.pdf			MI	Primary Residence	Purchase	NA	1133925	N/A	N/A
XXXX	XXXX	4350103471			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Updated 1008 AMEX was causing the discrepancy. DTI is now in line. - Due Diligence Vendor-09/08/2023 Ready for Review-Document Uploaded. - Seller-09/08/2023 Open-As per 1008 DTI is 42.89. In DFL Calculated DTI is 41.55. Difference in total Liabilities is $180.20. - Due Diligence Vendor-08/30/2023	Ready for Review-Document Uploaded. - Seller-09/08/2023	Resolved-Updated 1008 AMEX was causing the discrepancy. DTI is now in line. - Due Diligence Vendor-09/08/2023	5002002668_1008 Transmittal Summary_2.pdf			MI	Primary Residence	Purchase	NA	1133932	N/A	N/A
XXXX	XXXX	4350103471			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-received LOX advising bwr lives rent free since 2020 - resolved - Due Diligence Vendor-09/05/2023 Ready for Review-Document Uploaded. - Seller-09/05/2023 Open-Please provide Lox from owner of the property for current address: 6788 Sunfield Drive SW ,Byron Center,MI,49315 Stating borrower is Living Rent Free. - Due Diligence Vendor-08/30/2023 Open-Please provide Lox from owner of the property for current address: 6788 Sunfield Drive SW , Stating borrower is Living Rent Free. - Due Diligence Vendor-08/30/2023	Ready for Review-Document Uploaded. - Seller-09/05/2023	Resolved-received LOX advising bwr lives rent free since 2020 - resolved - Due Diligence Vendor-09/05/2023	5002002668_Rent Letter.pdf			MI	Primary Residence	Purchase	NA	1133941	N/A	N/A
XXXX	XXXX	4350103471			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing QM/ATR Checklist	Resolved-ATR attestation provided. - Due Diligence Vendor-08/28/2023 Ready for Review-Document Uploaded. - Seller-08/28/2023 Open-Underwriter ATR Attestation Doc Missing in File - Due Diligence Vendor-08/11/2023	Ready for Review-Document Uploaded. - Seller-08/28/2023	Resolved-ATR attestation provided. - Due Diligence Vendor-08/28/2023	5002002668-Underwriter_ATR_Attestation.pdf			MI	Primary Residence	Purchase	NA	1102555	N/A	N/A
XXXX	XXXX	4350103485			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Updated employment screen. - Due Diligence Vendor-07/26/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/26/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023 Counter-Please upload VOE for the borrower the attached did not have any information. - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing Borrower VOE is missing - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-Updated employment screen. - Due Diligence Vendor-07/26/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/26/2023	5005003703_VOE - Verbal Verification of Employment.pdf 5005003703_VOE - Verbal Verification of Employment_2.pdf			SC	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1053188	N/A	N/A
XXXX	XXXX	4350103485			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI unknown	Resolved-Resolved, Requested updated 1008 provided. - Due Diligence Vendor-07/26/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023 Open-HTI & DTI is not matching due to the difference in tax amount in provided 1008 tax is $330.23, however in provided first payment letter and final CD tax amount is $133.34 per month. Please provide updated 1008. - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023	Resolved-Resolved, Requested updated 1008 provided. - Due Diligence Vendor-07/26/2023	5005003703_1008 Transmittal Summary_3.pdf			SC	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1051086	N/A	N/A
XXXX	XXXX	4350103485			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-LOX Provided Stating "I lived rent free at 10 Limestone Lane. My wife owned the house outright and I was not on title to the property." - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-Missing Verification of Rent Borrower staying currently is less then 2 years, however previously borrower staying in Non primary housing expense. need LOX for the same. - Due Diligence Vendor-07/14/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-LOX Provided Stating "I lived rent free at 10 Limestone Lane. My wife owned the house outright and I was not on title to the property." - Due Diligence Vendor-07/18/2023	5005003703_Letter of Explanation rent free.pdf			SC	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1053583	N/A	N/A
XXXX	XXXX	4350103485			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-Third Party Fraud Report Partially Provided Fraud Report missing in file. - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/18/2023	5005003703_DRIVE Report.pdf			SC	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1051019	N/A	N/A
XXXX	XXXX	4350103486			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-08/28/2023 Ready for Review-Document Uploaded. - Seller-08/25/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing 3rd party VOE prior to close must be within 10 days of closing which is 8/1/23, provided VOE is more than 10 days page#329, 347 - Due Diligence Vendor-08/09/2023	Ready for Review-Document Uploaded. - Seller-08/25/2023	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-08/28/2023	North Carolina Secretary of State Search Results.p.pdf			NC	Primary Residence	Purchase	NA	1097671	N/A	N/A
XXXX	XXXX	4350103486			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/08/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/08/2023			Per External Counsel Appropriate to Waive as a B Grade	NC	Primary Residence	Purchase	NA	1095010	Originator Post-Close	No
XXXX	XXXX	4350103446	Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Credit Worthiness	Mortgage history for primary residence less than 12 months	Resolved-LOE in findings from bwrs spouse they make the payments - resolved - Due Diligence Vendor-08/07/2023

Ready for Review-Document Uploaded. Attached is the LOE from the borrower - Seller-08/03/2023

Counter-Will need LOE based on guidelines if borrower is not making the mortgage payments.  Thanks  - Due Diligence Vendor-07/31/2023

Ready for Review-Underwriter response: "Mortgage not listed on borrowers name.  It is listed under husbands name and he is not on the loan.  Does the ivnestor still need a pmt hst on a loan not in our borrowers name??" Please advise.  - Seller-07/31/2023

															Open-Only have mortgage statement for the residence. Please provide payment history for the 12 months ensuring a current status. Thank you - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Attached is the LOE from the borrower - Seller-08/03/2023 Ready for Review-Underwriter response: "Mortgage not listed on borrowers name. It is listed under husbands name and he is not on the loan. Does the ivnestor still need a pmt hst on a loan not in our borrowers name??" Please advise. - Seller-07/31/2023	Resolved-LOE in findings from bwrs spouse they make the payments - resolved - Due Diligence Vendor-08/07/2023	Gift of Equity.pdf LOX Mortgage Angel Paz.pdf			NC	Primary Residence	Purchase	NA	1070702	N/A	N/A
XXXX	XXXX	4350103446			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Updated insurance - Due Diligence Vendor-07/31/2023 Resolved- - Due Diligence Vendor-07/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023 Open-Hazard Insurance Policy Partially Provided Hazard Insurance Policy on page#367 is not a HOI document, only Premium is given on page#368.Please Provide HOI document for the subject Property. - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023	Resolved-Updated insurance - Due Diligence Vendor-07/31/2023	5012003220_245,000 dwell 501 prem.pdf			NC	Primary Residence	Purchase	NA	1070217	N/A	N/A
XXXX	XXXX	4350103446			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Updated employment screen - Due Diligence Vendor-07/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-Income calculation worksheet is missing from the file. - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-Updated employment screen - Due Diligence Vendor-07/31/2023	5012003220_UW CALC b gam.pdf			NC	Primary Residence	Purchase	NA	1070679	N/A	N/A
XXXX	XXXX	4350103446			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Updated title page. - Due Diligence Vendor-07/31/2023 Resolved-Title Coverage Amount of $360877 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-Title Coverage Amount of $360841 is Less than Total Amount of Subject Lien(s) Loan Amount is $360877 where as Title on page#526 shows $360841.Please provided Title document with correct Loan Amount. - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-Updated title page. - Due Diligence Vendor-07/31/2023 Resolved-Title Coverage Amount of $360877 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/31/2023	5012003220_LTP2023-0009 Commitment cpl rev4.pdf			NC	Primary Residence	Purchase	NA	1069990	N/A	N/A
XXXX	XXXX	4350103446			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Incomplete	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-07/31/2023 Resolved-Updated deed page. - Due Diligence Vendor-07/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-The Deed of Trust is Incomplete as 3-16 pages are missing from file. - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-07/31/2023 Resolved-Updated deed page. - Due Diligence Vendor-07/31/2023	5012003220_Recorded Mortgage - Deed of Trust.pdf			NC	Primary Residence	Purchase	NA	1069909	N/A	N/A
XXXX	XXXX	4350103446			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-07/26/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-07/26/2023			Per External Counsel Appropriate to waive as a B grade	NC	Primary Residence	Purchase	NA	1070133	Originator Post-Close	No
XXXX	XXXX	4350103447			Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal Doc Status is Incomplete or Deficient	Resolved-Resolved, Requested updated Appraisal Doc with PUD Selection provided. - Due Diligence Vendor-07/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/24/2023 Ready for Review-Document Uploaded. - Seller-07/24/2023 Open-Loan Type is PUD, however same has not reflecting in provided appraisal report. need updated appraisal. - Due Diligence Vendor-07/05/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/24/2023 Ready for Review-Document Uploaded. - Seller-07/24/2023	Resolved-Resolved, Requested updated Appraisal Doc with PUD Selection provided. - Due Diligence Vendor-07/25/2023	5012003312_4108 Twenty Grand Dr2_Revised.pdf			NC	Investment	Purchase	NA	1035221	N/A	N/A
XXXX	XXXX	4350103447			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-07/03/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-07/03/2023			Per External Counsel Appropriate to Waive as a B Grade	NC	Investment	Purchase	NA	1033442	Originator Pre-Close	No
XXXX	XXXX	4350103472			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-updated 1008 with correct PITIA Provided. - Due Diligence Vendor-09/12/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-09/12/2023 Ready for Review-Document Uploaded. - Seller-09/11/2023 Open-1008 Document is Missing First Mortgage P&I on 1008 page#626 is $2730.83 where as Note & First Payment Letter shows PITIA is $2705.19.Please provide updated 1008 with correct PITIA. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. - Seller-09/11/2023	Resolved-updated 1008 with correct PITIA Provided. - Due Diligence Vendor-09/12/2023 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-09/12/2023	5012003465_1008 Transmittal Summary_3.pdf			NC	Primary Residence	Purchase	NA	1142134	N/A	N/A
XXXX	XXXX	4350103472			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-09/06/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-09/06/2023			Per External Counsel Appropriate to Waive as a B Grade	NC	Primary Residence	Purchase	NA	1142097	Originator Post-Close	No
XXXX	XXXX	4350103448			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received Resident Rent Ledger for 20 months - resolved - Due Diligence Vendor-08/23/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023 Counter-Please provide verification of Rent or Mortgage - docs provided are for employment. - Due Diligence Vendor-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Open-Please provide VoR or VoM - Due Diligence Vendor-08/11/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023	Resolved-Received Resident Rent Ledger for 20 months - resolved - Due Diligence Vendor-08/23/2023	5012003495_Verbal Verification of Employment.pdf 5012003495_VOE - Verbal Verification of Employment.pdf 5012003495_Rent ledger.pdf 5012003495_VOE - Verbal Verification of Employment_3.pdf 5012003495_VOE - Verbal Verification of Employment_2.pdf			NC	Primary Residence	Purchase	NA	1103510	N/A	N/A
XXXX	XXXX	4350103448			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Audited FICO of 734 is less than Guideline FICO of 760 Guidelines state you need a 760 credit score for a 10% down payment. Asking for an exception to move forward with a 734 credit score. - page 513 - Due Diligence Vendor-08/09/2023		Waived-Audited FICO of 734 is less than Guideline FICO of 760 Guidelines state you need a 760 credit score for a 10% down payment. Asking for an exception to move forward with a 734 credit score. - page 513 - Due Diligence Vendor-08/09/2023			PITIA reserves above minimum by 6 months or greater (16.22) DTI less than 50% by 10% (40.31%) Bwr employed at same company for 20 years	NC	Primary Residence	Purchase	NA	1097955	Originator Pre-Close	Yes
XXXX	XXXX	4350103448	Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. State base finding keeping open - as per note it is fixed interest rate file - Due Diligence Vendor-08/09/2023	Waived-This loan failed the NC rate spread home loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. State base finding keeping open - as per note it is fixed interest rate file - Due Diligence Vendor-08/09/2023

																				Per External Counsel Appropriate to Waive as a B Grade	NC	Primary Residence	Purchase	NA	1097920	Originator Post-Close	No
XXXX	XXXX	4350103449			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $364990 is equal to or greater than Total Amount of Subject Lien(s) Loan Final Title Policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/23/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/23/2023 Open-Title Coverage Amount of $364900 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/23/2023	Resolved-Title Coverage Amount of $364990 is equal to or greater than Total Amount of Subject Lien(s) Loan Final Title Policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/23/2023	Morgan_Title.pdf			ID	Primary Residence	Purchase	NA	1100674	N/A	N/A
XXXX	XXXX	4350103451			Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/28/2023 Ready for Review-Document Uploaded. - Seller-08/28/2023 Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. - Seller-08/28/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/28/2023	Reconciliation_ 3325 Piedmont Rd Ne 2205 Atlanta # 30305.pdf			GA	Second Home	Purchase	NA	1120895	N/A	N/A
XXXX	XXXX	4350103452	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-08/31/2023

Resolved-provided self employment verification - Due Diligence Vendor-08/30/2023

Escalated-Escalated for further review.  - Due Diligence Vendor-08/28/2023

Ready for Review-Please have management review and confirm previous submission. Underwriter response: "Invoice in file dated 06/30 and business bank statements showing deposits as of 06/30 showing business is active. Fannie/Freddie guidelines require VOE for self employment to be within 120 days of the note date and expanded portfolio guidelines do not show any overlay to this requirement, please advise." Please have management review. - Seller-08/24/2023

Counter-Please provide 3rd party VOE within 10 days of closing to show business still open, whether it is a VOE from company or an internet search showing business active - Due Diligence Vendor-08/23/2023

Ready for Review-Underwriter response: "Invoice in file dated 06/30 and business bank statements showing deposits as of 06/30 showing business is active. Fannie/Freddie guidelines require VOE for self employment to be within 120 days of the note date and expanded portfolio guidelines do not show any overlay to this requirement, please advise." Please have management review.  - Seller-08/23/2023

Counter-Please provide VOE attached is not the VOE. Thank you  - Due Diligence Vendor-08/17/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/16/2023

Open-Borrower 1 3rd Party VOE Prior to Close Missing please provide 3rd party VOE within 10 days prior to Closing - Due Diligence Vendor-08/09/2023	Ready for Review-Please have management review and confirm previous submission. Underwriter response: "Invoice in file dated 06/30 and business bank statements showing deposits as of 06/30 showing business is active. Fannie/Freddie guidelines require VOE for self employment to be within 120 days of the note date and expanded portfolio guidelines do not show any overlay to this requirement, please advise." Please have management review. - Seller-08/24/2023

 Ready for Review-Underwriter response: "Invoice in file dated 06/30 and business bank statements showing deposits as of 06/30 showing business is active. Fannie/Freddie guidelines require VOE for self employment to be within 120 days of the note date and expanded portfolio guidelines do not show any overlay to this requirement, please advise." Please have management review.  - Seller-08/23/2023

 Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/16/2023

																	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-08/31/2023 Resolved-provided self employment verification - Due Diligence Vendor-08/30/2023	5014014984_VOE - Final.pdf			TN	Primary Residence	Purchase	NA	1098539	N/A	N/A
XXXX	XXXX	4350103452			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023 Open-1008 Document is Missing As per 1008 Document Risk Assessment is Marked as LP where as AUS Number & AUS document is missing from file. Although if am updating Risk Assessment as Manual UW on 1008 then we are getting Validation Finding on Business Purpose & Approval GL’s. Please Provide updated 1008 to show Risk Assessment as Manual Underwriting. - Due Diligence Vendor-08/08/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/17/2023	5014014984_1008 Transmittal Summary_3.pdf			TN	Primary Residence	Purchase	NA	1095553	N/A	N/A
XXXX	XXXX	4350103487			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 85% exceeds Guideline LTV of 80% Exception for borrower to put 15% down - page no. 414 - Due Diligence Vendor-08/15/2023		Waived-Audited LTV of 85% exceeds Guideline LTV of 80% Exception for borrower to put 15% down - page no. 414 - Due Diligence Vendor-08/15/2023			Time on Job of 5 years or greater, 5.41 years. DTI below max by 5% or greater, DTI is at 5.22 0X30X24 month housing history, PITIA reserves above minimum by 6 months or greater, (20.3)	CO	Primary Residence	Purchase	NA	1108962	Originator Pre-Close	Yes
XXXX	XXXX	4350103453			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/24/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/24/2023			Per External Counsel Appropriate to Waive as a B Grade	NC	Investment	Refinance	Cash Out - Other	1125431	Originator Post-Close	No
XXXX	XXXX	4350103438			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender's income calculation sheet Provided. - Due Diligence Vendor-07/12/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023 Open-Kindly provide Lender's income calculation sheet, DTI over 43% at 46.97% - Due Diligence Vendor-07/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023	Resolved-Lender's income calculation sheet Provided. - Due Diligence Vendor-07/12/2023	5026003879_UW CALC LEE.pdf			TX	Investment	Purchase	NA	1042815	N/A	N/A
XXXX	XXXX	4350103473	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023

Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023

Ready for Review-Document Uploaded. Please see attached email from CPA.  - Seller-09/08/2023

Counter-Document provided is just images of a website - does not verify the borrowers employment.  Please provide Verification of employment.  - Due Diligence Vendor-08/28/2023

Ready for Review-Document Uploaded.  - Seller-08/28/2023

															Open-Borrower 1 3rd Party VOE Prior to Close Missing 3rd Party VOE missing in file. - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Please see attached email from CPA. - Seller-09/08/2023 Ready for Review-Document Uploaded. - Seller-08/28/2023	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023	Self Employment Verification.pdf 5026003980_Naugle_VOE.pdf			FL	Primary Residence	Purchase	NA	1100242	N/A	N/A
XXXX	XXXX	4350103473			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $911250 is equal to or greater than Total Amount of Subject Lien(s) Final title policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/23/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023 Open-Title Coverage Amount of $810000 is Less than Total Amount of Subject Lien(s) Title Coverage Amount of $810000 is Less than Loan Amount, please provided updated title report. - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023	Resolved-Title Coverage Amount of $911250 is equal to or greater than Total Amount of Subject Lien(s) Final title policy uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/23/2023	Naugle_Final_Title.pdf			FL	Primary Residence	Purchase	NA	1100262	N/A	N/A
XXXX	XXXX	4350103495			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-09/05/2023 Ready for Review-Document Uploaded. Underwriter response: "Borrower has lived at the residence for 12 years. Please see attached documents." - Seller-09/01/2023 Open-Housing History Does Not Meet Guideline Requirements Please provide 12 months housing history for bwr primary residence - Due Diligence Vendor-08/25/2023	Ready for Review-Document Uploaded. Underwriter response: "Borrower has lived at the residence for 12 years. Please see attached documents." - Seller-09/01/2023	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-09/05/2023	5032000845_HOusing History.pdf			NC	Primary Residence	Purchase	NA	1128861	N/A	N/A
XXXX	XXXX	4350103495			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Compliance	Points & Fees	NC Rate Spread Home Loan Test	Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/24/2023		Waived-This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. - Due Diligence Vendor-08/24/2023			Per External Counsel Appropriate to Waive as a B Grade	NC	Primary Residence	Purchase	NA	1125408	Originator Post-Close	No
XXXX	XXXX	4350103474	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023

Counter-please provide the CD for 6/30/23 as it is not in the File  - Due Diligence Vendor-08/15/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

Counter-Please provide missing CDs dated dates 02/15/2023, 06/29/2023 & 06/30/2023 - Due Diligence Vendor-07/31/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-07/31/2023

															Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $462.30.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023	5032004949_Changed Circumstances.pdf Closer LOX_5032004949.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1072268	N/A	N/A
XXXX	XXXX	4350103474	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023

Counter-please provide the CD for 6/30/23 as it is not in the File  - Due Diligence Vendor-08/15/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

Counter-Please provide missing CDs dated dates 02/15/2023, 06/29/2023 & 06/30/2023 - Due Diligence Vendor-07/31/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-07/31/2023

Ready for Review-Document Uploaded.  - Seller-07/31/2023

															Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023	5032004949_Changed Circumstances.pdf Closer LOX_5032004949.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1072266	N/A	N/A
XXXX	XXXX	4350103474	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023

Counter-please provide the CD for 6/30/23 as it is not in the File  - Due Diligence Vendor-08/15/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

Ready for Review-Document Uploaded.  - Seller-08/14/2023

Counter- - Due Diligence Vendor-07/31/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-07/31/2023

															Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023	5032004949_Changed Circumstances.pdf Closer LOX_5032004949.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1072267	N/A	N/A
XXXX	XXXX	4350103474	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023

Counter-please provide the CD for 6/30/23 as it is not in the File  - Due Diligence Vendor-08/15/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

Ready for Review-Document Uploaded.  - Seller-08/14/2023

Counter-Please provide missing CDs dated dates 02/15/2023, 06/29/2023 & 06/30/2023 - Due Diligence Vendor-07/31/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-07/31/2023

															Open-TRID: Missing Closing Disclosure Kindly provide all the CD's as per the COC on page #79, Missing CD's are for COC dates 02/15/2023, 06/29/2023 & 06/30/2023, if we have required CD's we can cure charges that cannot increase test. - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-received missing revised CD for 6/30/23 - resolved - Due Diligence Vendor-09/05/2023	5032004949_Changed Circumstances.pdf Closer LOX_5032004949.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1072285	N/A	N/A
XXXX	XXXX	4350103474			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/14/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Counter-please provide updated 1008 to show risk assessment as Manual underwriting - Due Diligence Vendor-08/07/2023 Ready for Review-LTV is rounded up to a whole number based on Freddie/FNMA rounding rules. - Seller-08/03/2023 Open-1008 Document is Missing Please provide updated 1008 reflecting manually written (current is AUS/DU) and an LTV of 51.1% (currently reflects 52%) - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-LTV is rounded up to a whole number based on Freddie/FNMA rounding rules. - Seller-08/03/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/14/2023	5032004949_11008 Transmittal Summary.pdf			FL	Primary Residence	Refinance	Cash Out - Other	1073938	N/A	N/A
XXXX	XXXX	4350103474			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-We have exception in file on page #371 which says "Allow for Significant Credit Event to include: Housing Event / Pre-foreclosure (lates greater than 90 days included)- Mortgage was in second lien position on subject property, received family gift to dig out and pay it off", Kindly waive if XXXX agrees to waive. - Due Diligence Vendor-07/27/2023		Waived-We have exception in file on page #371 which says "Allow for Significant Credit Event to include: Housing Event / Pre-foreclosure (lates greater than 90 days included)- Mortgage was in second lien position on subject property, received family gift to dig out and pay it off", Kindly waive if XXXX agrees to waive. - Due Diligence Vendor-07/27/2023			Compensating Factors include. 1. Time on job is more than 22 years for Full documentation 2 years is sufficient. 2. Reserves in file are 47.1 months	FL	Primary Residence	Refinance	Cash Out - Other	1072289	Originator Pre-Close	Yes
XXXX	XXXX	4350103496			Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	Resolved- - Due Diligence Vendor-09/01/2023 Resolved-Per Change of Circumstance Loan switched from Fixed to ARM on 7/13/2023 - resolved - Due Diligence Vendor-09/01/2023 Ready for Review-Document Uploaded. - Seller-08/31/2023 Open-ARM Disclosure Not Provided Within 3 Days of Application Date - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. - Seller-08/31/2023	Resolved-Per Change of Circumstance Loan switched from Fixed to ARM on 7/13/2023 - resolved - Due Diligence Vendor-09/01/2023	5032004954_ARM Disclosure SOFR.pdf			PA	Primary Residence	Refinance	Cash Out - Other	1101507	N/A	N/A
XXXX	XXXX	4350103488			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Paystubs Missing	Resolved-WVOE is sufficient and covers w-2's and paystubs. - Due Diligence Vendor-08/07/2023 Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-08/07/2023 Ready for Review-Per UW - paystubs not required on conventional loans. Portfolio loans follow fnma/freddie guidelines - WVOE is sufficient and covers w-2's and paystubs - Seller-08/06/2023 Open-Borrower 1 Paystubs Missing please provide 45 days of most recent paystubs - Due Diligence Vendor-08/02/2023	Ready for Review-Per UW - paystubs not required on conventional loans. Portfolio loans follow fnma/freddie guidelines - WVOE is sufficient and covers w-2's and paystubs - Seller-08/06/2023	Resolved-WVOE is sufficient and covers w-2's and paystubs. - Due Diligence Vendor-08/07/2023 Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-08/07/2023				TX	Primary Residence	Refinance	Cash Out - Other	1083896	N/A	N/A
XXXX	XXXX	4350103488			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-LTV rounds up so 55.3% is 56 LTV. - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. Per the UW - 1008 in file has correct LTV and Ratios. DTI is 49/50 & LTV rounds up so 55.3% is 56 LTV. Review attached documents as well. - Seller-08/06/2023 Open-1008 Document is Missing Our Calculation Shows 55.3% i.e.,120000/217000(Loan amount/Appraised Value),however provided 1008 on page#512 shows Incorrect LTV. Please Provide Updated 1008 with Correct LTV ratios. - Due Diligence Vendor-08/02/2023	Ready for Review-Document Uploaded. Per the UW - 1008 in file has correct LTV and Ratios. DTI is 49/50 & LTV rounds up so 55.3% is 56 LTV. Review attached documents as well. - Seller-08/06/2023	Resolved-LTV rounds up so 55.3% is 56 LTV. - Due Diligence Vendor-08/07/2023	Income Details_3.pdf 1008 Transmittal Summary- Final.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1083104	N/A	N/A
XXXX	XXXX	4350103488			Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Homeowner's Association Questionnaire	Resolved-HOA Questionnaire is Present - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. Condo questionnaire - Seller-08/06/2023 Open-HOA Questionnaire is Missing or Partial. Property is Condominium.HOA Questionnaire is Missing from file. - Due Diligence Vendor-08/02/2023	Ready for Review-Document Uploaded. Condo questionnaire - Seller-08/06/2023	Resolved-HOA Questionnaire is Present - Due Diligence Vendor-08/07/2023	Condo Questionnaire.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1082713	N/A	N/A
XXXX	XXXX	4350103488			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	DTI (Back) Ratio does not meet eligibility requirement(s)	Waived-Exception on page#300. Borrower has a XXXX auto loan with a payment of $1308 per month. The borrower receives Zelle payments from a third party in the amount of $1308 per month which is for the auto loan. The borrower after receiving the Zelle transfer pays the auto loan from his checking account each month. - Due Diligence Vendor-08/02/2023		Waived-Exception on page#300. Borrower has a XXXX auto loan with a payment of $1308 per month. The borrower receives Zelle payments from a third party in the amount of $1308 per month which is for the auto loan. The borrower after receiving the Zelle transfer pays the auto loan from his checking account each month. - Due Diligence Vendor-08/02/2023			Comp Factor: PITIA reserves above minimum by 6 months or greater been in same line of work for 10 years	TX	Primary Residence	Refinance	Cash Out - Other	1083021	Originator Pre-Close	Yes
XXXX	XXXX	4350103455			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Resolved, EMD verified from Wells Fargo Statement 06/30, ac #4550 - Due Diligence Vendor-08/15/2023 Ready for Review-Document Uploaded. Document Uploaded. Document Uploaded. - Seller-08/14/2023 Open-EMD of $10000 is reflecting on Final CD & Sales Contract. Need proof for the same. Please Provide Proof for EMD amount or Check. - Due Diligence Vendor-08/09/2023	Ready for Review-Document Uploaded. Document Uploaded. Document Uploaded. - Seller-08/14/2023	Resolved-Resolved, EMD verified from Wells Fargo Statement 06/30, ac #4550 - Due Diligence Vendor-08/15/2023	5032005068_Wells Fargo 4550 - EMD 6-30.pdf			FL	Primary Residence	Purchase	NA	1098209	N/A	N/A
XXXX	XXXX	4350103455			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Waived-Qualifying FICO on the 1008 Page is '679' but the Qualifying FICO from the Credit Liabilities Page is '782'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Exception on page#436-Non resident alien exception. Borrower has been in the US since about 2012 with a SS# since then. He has owned his current home for the past 8 years with a mortgage on it. He has a long history of ties to US. Grandmother has been a US Citizen for about 30 years. They have credit tradelines dating back to 2012. - Due Diligence Vendor-08/09/2023		Waived-Qualifying FICO on the 1008 Page is '679' but the Qualifying FICO from the Credit Liabilities Page is '782'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Exception on page#436-Non resident alien exception. Borrower has been in the US since about 2012 with a SS# since then. He has owned his current home for the past 8 years with a mortgage on it. He has a long history of ties to US. Grandmother has been a US Citizen for about 30 years. They have credit tradelines dating back to 2012. - Due Diligence Vendor-08/09/2023			Comp Factors: Credit Score above minimum by 20 points or greater DTI below max by 5% or greater 0X30X24 month housing history PITIA reserves above minimum by 6 months or greater	FL	Primary Residence	Purchase	NA	1098234	Originator Pre-Close	Yes
XXXX	XXXX	4350103475			Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Homeowner's Association Questionnaire	Resolved-FNAMA approval is on page. 201 and condo is warrantable. Finding resolved. - Due Diligence Vendor-09/15/2023 Ready for Review-Document Uploaded. Please see attached memo from our Condo Department. - Seller-09/14/2023 Open-HOA Questionnaire is Missing or Partial. HOA Questionnaire is Missing in file. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. Please see attached memo from our Condo Department. - Seller-09/14/2023	Resolved-FNAMA approval is on page. 201 and condo is warrantable. Finding resolved. - Due Diligence Vendor-09/15/2023	5032005079 _Arminger_Rebuttal.pdf			FL	Primary Residence	Purchase	NA	1141430	N/A	N/A
XXXX	XXXX	4350103475			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Resolved, 3rd Party VOE Provided. - Due Diligence Vendor-09/12/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023 Ready for Review-Document Uploaded. - Seller-09/11/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing VOE missing in file. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. - Seller-09/11/2023	Resolved-Resolved, 3rd Party VOE Provided. - Due Diligence Vendor-09/12/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/12/2023	5032005079_VOE - Verbal Verification of Employment.pdf			FL	Primary Residence	Purchase	NA	1141400	N/A	N/A
XXXX	XXXX	4350103497			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing QM/ATR Checklist	Resolved-Attestation provided. - Due Diligence Vendor-09/18/2023 Ready for Review-Document Uploaded. - Seller-09/18/2023 Open-underwriting attestation doc missing in file - Due Diligence Vendor-09/09/2023	Ready for Review-Document Uploaded. - Seller-09/18/2023	Resolved-Attestation provided. - Due Diligence Vendor-09/18/2023	5032005119_Underwriter ATR Attestation.pdf			FL	Primary Residence	Purchase	NA	1148066	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Validation Resolved - Due Diligence Vendor-08/07/2023 Open-Qualifying FICO on the 1008 Page is '736' but the Qualifying FICO from the Credit Liabilities Page is '748'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO on the 1008 Page is '736' but the Qualifying FICO from the Credit Liabilities Page is '748'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. - Due Diligence Vendor-08/07/2023		Resolved-Validation Resolved - Due Diligence Vendor-08/07/2023				NJ	Primary Residence	Purchase	NA	1091608	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 85% is less than or equal to Guideline LTV of 85% - Due Diligence Vendor-08/07/2023 Resolved-Audited LTV of 85% is less than or equal to Guideline LTV of 85% - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. Per the UW - do not need exception. Attached documents will address this. Mid Score 748 - Seller-08/04/2023 Open-Audited LTV Exceeds Guideline LTV 85% LTV exceeds guideline max of 80% please provide exception form. - Due Diligence Vendor-08/03/2023	Ready for Review-Document Uploaded. Per the UW - do not need exception. Attached documents will address this. Mid Score 748 - Seller-08/04/2023	Resolved-Audited LTV of 85% is less than or equal to Guideline LTV of 85% - Due Diligence Vendor-08/07/2023 Resolved-Audited LTV of 85% is less than or equal to Guideline LTV of 85% - Due Diligence Vendor-08/07/2023	Factual Data by CBC Credit Report Report_2.pdf 1008 Transmittal Summary_4.pdf			NJ	Primary Residence	Purchase	NA	1085549	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 5 Missing	Resolved-Wired gift funds or copy of cleared check for funds in the amount of 20,000 is provided. - Due Diligence Vendor-08/02/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023 Open-Need the wired gift funds or copy of cleared check for funds in the amount of 20,000. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023	Resolved-Wired gift funds or copy of cleared check for funds in the amount of 20,000 is provided. - Due Diligence Vendor-08/02/2023	5034013843_Gift 2 20k.pdf			NJ	Primary Residence	Purchase	NA	1079445	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Income Calculation Worksheet Provided. - Due Diligence Vendor-08/02/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023 Open-Missing Lender Income Calculation Worksheet in file, please provide work sheet - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023	Resolved-Lender Income Calculation Worksheet Provided. - Due Diligence Vendor-08/02/2023	5034013843_cal tool by Matthew C.pdf			NJ	Primary Residence	Purchase	NA	1077809	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/02/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023 Open-Third Party Fraud Report Partially Provided Please provide complete fraud report, we only one page of LPA report page no. 482 - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/02/2023	5034013843_DRIVE Report.pdf			NJ	Primary Residence	Purchase	NA	1077979	N/A	N/A
XXXX	XXXX	4350103457			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/02/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023 Open-Hazard Insurance Policy Partially Provided We have only hazard insurance invoice in file on page no. 470, please provide complete hazard insurance - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/02/2023	5034013843_Property Insurance - Binder.pdf			NJ	Primary Residence	Purchase	NA	1078052	N/A	N/A
XXXX	XXXX	4350103458	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Income)	Resolved-Resolved, CPA letter attached shows borrower and co-borrower each own 50% of XXXX and Borrower owns 100% of XXXX. Both can be used for income.
 - Due Diligence Vendor-08/25/2023

Ready for Review-Document Uploaded. Underwriter response: "CPA letter attached shows borrower and co-borrower each own 50% of XXXX and Borrower owns 100% of XXXX. Both can be used for income." Please advise.  - Seller-08/24/2023

Open-1.Income considered form two different bank statement ending with **4435 and **3390. Account number ending with ***4435 is matching with business entity “XXXX LTD” however we need letter of explanation for the account number ending with ***3390 “XXXX XXXX LTD” to know whether this belongs to borrower and funds can use for income.
2.As per Schedule K1 (Form 1120-S) borrower and Co-Borrower having 50% of ownership each we require letter of explanation for whether borrower can use 100% business funds for income.
															- Due Diligence Vendor-08/17/2023	Ready for Review-Document Uploaded. Underwriter response: "CPA letter attached shows borrower and co-borrower each own 50% of XXXX and Borrower owns 100% of XXXX. Both can be used for income." Please advise. - Seller-08/24/2023	Resolved-Resolved, CPA letter attached shows borrower and co-borrower each own 50% of XXXX and Borrower owns 100% of XXXX. Both can be used for income. - Due Diligence Vendor-08/25/2023	5034014402_CPA Letter.pdf			NY	Primary Residence	Refinance	Cash Out - Other	1113187	N/A	N/A
XXXX	XXXX	4350103458			Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/21/2023 Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation missing in file. - Due Diligence Vendor-08/16/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/21/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/22/2023	5034014402_Appraisal - CDA.pdf			NY	Primary Residence	Refinance	Cash Out - Other	1111220	N/A	N/A
XXXX	XXXX	4350103476			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/14/2023 Resolved-Have waived exception in file. - Due Diligence Vendor-09/14/2023 Resolved-Resolved, WVOE attached which is sufficient to verify the employment. - Due Diligence Vendor-09/14/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/14/2023 Ready for Review-Document Uploaded. - Seller-09/13/2023 Open-Borrower 1 3rd Party VOE Prior to Close Missing No employment details listed in credit report to validate VOE - Due Diligence Vendor-09/07/2023	Ready for Review-Document Uploaded. - Seller-09/13/2023	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/14/2023 Resolved-Have waived exception in file. - Due Diligence Vendor-09/14/2023 Resolved-Resolved, WVOE attached which is sufficient to verify the employment. - Due Diligence Vendor-09/14/2023 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-09/14/2023	5036006912_VOE - CHI Written Verification of Employment.pdf 5036006912_VOE - VOE - Chi - LA Nails LLC.pdf 5036006912_VOE - Thi HuynhLA Nails LLC.pdf 50360006912_email from Chi Ngyen employer.pdf			NH	Primary Residence	Purchase	NA	1143678	N/A	N/A
XXXX	XXXX	4350103476	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/14/2023

Resolved-Have waived exception in file   - Due Diligence Vendor-09/14/2023

Resolved-Resolved, WVOE attached which is sufficient to verify the employment. - Due Diligence Vendor-09/14/2023

Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/14/2023

Ready for Review-Document Uploaded.  - Seller-09/13/2023

															Open-Borrower 2 3rd Party VOE Prior to Close Missing No employment details listed in credit report to validate VOE - Due Diligence Vendor-09/07/2023	Ready for Review-Document Uploaded. - Seller-09/13/2023	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/14/2023 Resolved-Have waived exception in file - Due Diligence Vendor-09/14/2023 Resolved-Resolved, WVOE attached which is sufficient to verify the employment. - Due Diligence Vendor-09/14/2023 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-09/14/2023	5036006912_VOE - Thi HuynhLA Nails LLC.pdf 5036006912_VOE - CHI Written Verification of Employment.pdf 5036006912_VOE - VOE - Chi - LA Nails LLC.pdf 50360006912_email from Chi Ngyen employer.pdf			NH	Primary Residence	Purchase	NA	1143679	N/A	N/A
XXXX	XXXX	4350103476			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	QM-ATR	ATR: Current Employment Not Verified	Waived-Exception Page. 264 No Employment details listed in credit report to validate VOE. - Due Diligence Vendor-09/14/2023 Waived-Exception Page. 265 No Employment details listed in credit report to validate VOE. - Due Diligence Vendor-09/14/2023 Waived-No employment details listed in Credit report to validate VOE. - Due Diligence Vendor-09/14/2023		Waived-Exception Page. 264 No Employment details listed in credit report to validate VOE. - Due Diligence Vendor-09/14/2023 Waived-Exception Page. 265 No Employment details listed in credit report to validate VOE. - Due Diligence Vendor-09/14/2023 Waived-No employment details listed in Credit report to validate VOE. - Due Diligence Vendor-09/14/2023			Credit Score above minimum by 20 points or greater. Minimum is 700 Reduction in housing payment by 10% or greater with the refinance.	NH	Primary Residence	Purchase	NA	1157601	Originator Pre-Close	Yes
XXXX	XXXX	4350103476			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Drive Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/13/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-09/13/2023 Ready for Review-Document Uploaded. - Seller-09/13/2023 Open-Third Party Fraud Report Partially Provided Missing Third Party Fraud Report The file does not have the Drive Report. OFAC for Borrower within credit report and and LPA only on page 248. - Due Diligence Vendor-09/07/2023	Ready for Review-Document Uploaded. - Seller-09/13/2023	Resolved-Drive Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-09/13/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-09/13/2023	5036005912_DRIVE Report.pdf			NH	Primary Residence	Purchase	NA	1143526	N/A	N/A
XXXX	XXXX	4350103477	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

Ready for Review-Document Uploaded.  - Seller-08/31/2023

Counter-please provide the following as it is not in the file: missing rate lock missing LE for XXXX dated 4.24.23 one in file for XXXX
Missing LE for XXXX dated 6.13.23 one in file for XXXX
Missing LE for XXXX dated 7.14.23 one in file for XXXX - Due Diligence Vendor-08/23/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. - Seller-08/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

																		5036007156_Loan Estimate_06_13.pdf 5036007156_Loan Estimate_07_18.pdf 5036007156_Closing Disclosure_08_03.pdf 5036007156_Closing Disclosure_08_01.pdf 5036007156_LE_08_01.pdf 5036007156_Re-D 7-26 -.pdf 5036007156_Loan Estimate_04_24.pdf 5036007156_Closing Disclosure_07_27.pdf 5036007156_Changed Circumstances.pdf 5036007156_Address_Explanation.pdf			FL	Second Home	Purchase	NA	1121480	N/A	N/A
XXXX	XXXX	4350103477	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

Ready for Review-Document Uploaded. Please see attached explanation.  - Seller-08/31/2023

Counter-please provide the following as it is not in the file: missing rate lock missing LE for XXXX dated 4.24.23 one in file for XXXX
Missing LE for XXXX dated 6.13.23 one in file for XXXX
Missing LE for XXXX dated 7.14.23 one in file for XXXX - Due Diligence Vendor-08/23/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Please see attached explanation. - Seller-08/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

																		5036007156_Changed Circumstances.pdf 5036007156_Loan Estimate_06_13.pdf 5036007156_Closing Disclosure_07_27.pdf 5036007156_LE_08_01.pdf 5036007156_Loan Estimate_07_18.pdf 5036007156_Closing Disclosure_08_01.pdf 5036007156_Closing Disclosure_08_03.pdf 5036007156_Re-D 7-26 -.pdf 5036007156_Loan Estimate_04_24.pdf 5036007156_Address_Explanation.pdf			FL	Second Home	Purchase	NA	1121476	N/A	N/A
XXXX	XXXX	4350103477	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

Ready for Review-Document Uploaded. Please see attached explanation.  - Seller-08/31/2023

Counter-please provide the following as it is not in the file: missing rate lock missing LE for XXXX dated 4.24.23 one in file for XXXX
Missing LE for XXXX dated 6.13.23 one in file for XXXX
Missing LE for XXXX dated 7.14.23 one in file for XXXX - Due Diligence Vendor-08/23/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Please see attached explanation. - Seller-08/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

																		5036007156_Changed Circumstances.pdf 5036007156_Loan Estimate_06_13.pdf 5036007156_Closing Disclosure_08_03.pdf 5036007156_Loan Estimate_04_24.pdf 5036007156_Closing Disclosure_07_27.pdf 5036007156_Loan Estimate_07_18.pdf 5036007156_LE_08_01.pdf 5036007156_Re-D 7-26 -.pdf 5036007156_Closing Disclosure_08_01.pdf 5036007156_Address_Explanation.pdf			FL	Second Home	Purchase	NA	1121477	N/A	N/A
XXXX	XXXX	4350103477	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

Ready for Review-Document Uploaded. Please see attached explanation.  - Seller-08/31/2023

Counter-please provide the following as it is not in the file: missing rate lock missing LE for XXXX dated 4.24.23 one in file for XXXX
Missing LE for XXXX dated 6.13.23 one in file for XXXX
Missing LE for XXXX dated 7.14.23 one in file for XXXX - Due Diligence Vendor-08/23/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Ready for Review-Document Uploaded.  - Seller-08/22/2023

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $37,556.85.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Please see attached explanation. - Seller-08/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023 Ready for Review-Document Uploaded. - Seller-08/22/2023	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

																		5036007156_Changed Circumstances.pdf 5036007156_Loan Estimate_06_13.pdf 5036007156_Closing Disclosure_08_03.pdf 5036007156_Loan Estimate_04_24.pdf 5036007156_LE_08_01.pdf 5036007156_Closing Disclosure_07_27.pdf 5036007156_Loan Estimate_07_18.pdf 5036007156_Closing Disclosure_08_01.pdf 5036007156_Re-D 7-26 -.pdf 5036007156_Address_Explanation.pdf			FL	Second Home	Purchase	NA	1121478	N/A	N/A
XXXX	XXXX	4350103477	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

Ready for Review-Document Uploaded. Please see attached explanation.  - Seller-08/31/2023

Counter-please provide the following as it is not in the file: missing rate lock missing LE for XXXX dated 4.24.23 one in file for XXXX
Missing LE for XXXX dated 6.13.23 one in file for XXXX
Missing LE for XXXX dated 7.14.23 one in file for XXXX - Due Diligence Vendor-08/23/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/22/2023

Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($8,567.50) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Please see attached explanation. - Seller-08/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/22/2023	Resolved-Per Email from client: This was a new construction property. It was originally disclosed as XXXX, as that is what the listing stated
and what the borrower put in the application. At the end of the process the appraiser went out to do the appraisal and was informed by the builder of what the new address will be for the property and that was XXXX. We got permission to make the change from corporate and we had the builder make note for us that the property is the same. That is why you will see LEs in the file for 12444 Cortez and not XXXX. The change to Marina View
Way did not occur until the last couple weeks of the whole loan process, which lasted for approx. 3.5 months.
Resolved - Due Diligence Vendor-09/01/2023

																		5036007156_Changed Circumstances.pdf 5036007156_Loan Estimate_06_13.pdf 5036007156_Loan Estimate_04_24.pdf 5036007156_Closing Disclosure_08_03.pdf 5036007156_Closing Disclosure_07_27.pdf 5036007156_LE_08_01.pdf 5036007156_Loan Estimate_07_18.pdf 5036007156_Re-D 7-26 -.pdf 5036007156_Closing Disclosure_08_01.pdf 5036007156_Address_Explanation.pdf			FL	Second Home	Purchase	NA	1121479	N/A	N/A
XXXX	XXXX	4350103477			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Updated initial LE. - Due Diligence Vendor-08/22/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/18/2023 Open-Provided Initial Loan Estimate property address is different #489, please provided Initial Loan Estimate with property Address XXXX, Cortez FL 34215. - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/18/2023	Resolved-Updated initial LE. - Due Diligence Vendor-08/22/2023	5036007156_Zahller Re-D 7-26 - LE.pdf			FL	Second Home	Purchase	NA	1100821	N/A	N/A
XXXX	XXXX	4350103477			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023 Open-Third Party Fraud Report Partially Provided Fraud Report Missing in file. - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/17/2023	5036007156_DRIVE Report.pdf			FL	Second Home	Purchase	NA	1100662	N/A	N/A
XXXX	XXXX	4350103477			Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/17/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023 Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation Missing in file. - Due Diligence Vendor-08/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/16/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/17/2023	5036007156_CDA Appraisal Desk Review.pdf			FL	Second Home	Purchase	NA	1100620	N/A	N/A
XXXX	XXXX	4350103489	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/14/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

Counter-received the attached docs - please send 1008 with correct tax amount of $337.02 - Due Diligence Vendor-08/04/2023

Ready for Review-Document Uploaded. Per the UW - DISPUTE - UW  EAXCTLY WHAT THE TAXES ARE AND ITS RIGHT ON THIS SHEET. UW DID HAVE THE CORRECT TAXES AND EVEN SHOWED HIS MATH ON THE 1008 DOCUMENT. CLOSER, AFTER LOAN FINAL APPROVED CHANGED THE TAXES TO THE INCORREECT AMOUNT. SHOULD NOT BE AN ERROR AGAINST UNDERWRITER.  - Seller-08/02/2023

															Open-1008 Document is Missing As Per 1008 on page#428 & Underwriter Comments on #429 we have County + Sewer Taxes=$4044.23 + $327 = $4371.23 annual taxes/12 = $364.27/month where as Final CD & FPL Document Only County Taxes Has been Calculated $4044.23/12=$337.02.Please Provide Updated 1008 or Final CD & FPL document with Corrected Taxes. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023 Ready for Review-Document Uploaded. Per the UW - DISPUTE - UW EAXCTLY WHAT THE TAXES ARE AND ITS RIGHT ON THIS SHEET. UW DID HAVE THE CORRECT TAXES AND EVEN SHOWED HIS MATH ON THE 1008 DOCUMENT. CLOSER, AFTER LOAN FINAL APPROVED CHANGED THE TAXES TO THE INCORREECT AMOUNT. SHOULD NOT BE AN ERROR AGAINST UNDERWRITER. - Seller-08/02/2023	Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-08/14/2023	1008 Transmittal Summary_2.pdf Tax Information Sheet.pdf 5036007240_LoanDocs_2023.08.0913.48.33_2.pdf			RI	Primary Residence	Purchase	NA	1062233	N/A	N/A
XXXX	XXXX	4350103489			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-Gift letter Provided. - Due Diligence Vendor-08/04/2023 Ready for Review-Document Uploaded. Gift letter. - Seller-08/03/2023 Open-As Per Final CD Gift Amount reflecting $80000 & 1008 Underwriter Comments stating the gift amount is an Gift of Equity so provide Gift Letter for the same. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Gift letter. - Seller-08/03/2023	Resolved-Gift letter Provided. - Due Diligence Vendor-08/04/2023	Gift of Equity.pdf			RI	Primary Residence	Purchase	NA	1062239	N/A	N/A
XXXX	XXXX	4350103489			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Income Calculation Worksheet for Self Employment Tri State Building LLC document Uploaded. - Due Diligence Vendor-07/27/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023 Open-Lender Income Calculation Worksheet for Self Employment Tri State Building LLC is missing from file. Request you to please provide Calculation Worksheet. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023	Resolved-Lender Income Calculation Worksheet for Self Employment Tri State Building LLC document Uploaded. - Due Diligence Vendor-07/27/2023	5036007240_petty bank stmt calc.pdf 5036007240_final version - matthew C.pdf			RI	Primary Residence	Purchase	NA	1062217	N/A	N/A
XXXX	XXXX	4350103489			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/27/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023 Ready for Review-Document Uploaded. - Seller-07/26/2023 Open-Third Party Fraud Report Partially Provided Missing Third Party Fraud Report The file does not have the Drive Report. OFAC for Borrower within credit report and and LPA only on page 310. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/26/2023 Ready for Review-Document Uploaded. - Seller-07/26/2023	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/27/2023	5036007240_DRIVE Report.pdf			RI	Primary Residence	Purchase	NA	1062120	N/A	N/A
XXXX	XXXX	4350103459			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Resolved, Income Calculation worksheet provided. - Due Diligence Vendor-07/12/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023 Open-Income calculation worksheet is missing as is the attestation form. - Due Diligence Vendor-07/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023	Resolved-Resolved, Income Calculation worksheet provided. - Due Diligence Vendor-07/12/2023	5036007242_Matthew Lopez income -).pdf 5036007242_Underwriter_ATR_Attestation (60).pdf			FL	Investment	Purchase	NA	1044814	N/A	N/A
XXXX	XXXX	4350103459			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Resolved, Third Party Fraud Report is fully Provided. - Due Diligence Vendor-07/12/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/12/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023 Open-Third Party Fraud Report Partially Provided on page #422, Kindly provide full fraud report. - Due Diligence Vendor-07/10/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/11/2023	Resolved-Resolved, Third Party Fraud Report is fully Provided. - Due Diligence Vendor-07/12/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-07/12/2023	5036007242_DRIVE Report.pdf			FL	Investment	Purchase	NA	1043333	N/A	N/A
XXXX	XXXX	4350103459			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Mortgage/Rental lates exceed guidelines	Waived-We have exception on page #405: 1x30 mortgage late from May revealed by credit softpull monitoring, for other new loan closed in March, Kindly waive if XXXX agrees - Due Diligence Vendor-07/10/2023		Waived-We have exception on page #405: 1x30 mortgage late from May revealed by credit softpull monitoring, for other new loan closed in March, Kindly waive if XXXX agrees - Due Diligence Vendor-07/10/2023			Originator Comp Factor 1. Credit score above minimum by 20 points which is 711, required min is 680 2. Residual income greater than 3X the VA. 3. DTI is below max by 5%, which is 4.22% G/L requirement is 50%. 4. PITIA reserves above minimum by 6 months or greater.	FL	Investment	Purchase	NA	1043486	Originator Pre-Close	Yes
XXXX	XXXX	4350103460	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Resolved-This loan is in the Prime non-agency program utilizing the Written VOE option. For this program, only a written VOE is required. Do not need paystubs or w-2's per program guidelines - Due Diligence Vendor-08/04/2023

Ready for Review-Per the UW - This loan is in the Prime non-agency program utilizing the Written VOE option.  For this program, only a written VOE is required.  Do not need paystubs or w-2's per program guidelines - Seller-08/03/2023

															Open-Borrower 1 W2/1099 Missing For Full Doc file we required 1-year W2+YTD paystub or 2Years Tax Returns missing in file. - Due Diligence Vendor-07/28/2023	Ready for Review-Per the UW - This loan is in the Prime non-agency program utilizing the Written VOE option. For this program, only a written VOE is required. Do not need paystubs or w-2's per program guidelines - Seller-08/03/2023	Resolved-This loan is in the Prime non-agency program utilizing the Written VOE option. For this program, only a written VOE is required. Do not need paystubs or w-2's per program guidelines - Due Diligence Vendor-08/04/2023				MA	Primary Residence	Purchase	NA	1074560	N/A	N/A
XXXX	XXXX	4350103460			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Exception document page#510: Employment's detail must be consistent with borrower's credit report. Only shows the borrower's recent time also attending XXXX but employer doesn't report. - Due Diligence Vendor-07/27/2023		Waived-Exception document page#510: Employment's detail must be consistent with borrower's credit report. Only shows the borrower's recent time also attending XXXX but employer doesn't report. - Due Diligence Vendor-07/27/2023			1.Credit Score above minimum by 20 points or greater. 2.Reduction in housing payment by 10% or greater. Added reserve assets, credit score now meets the required level for the LTV.	MA	Primary Residence	Purchase	NA	1071992	Originator Pre-Close	Yes
XXXX	XXXX	4350103461	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-09/07/2023

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/18/2023

Resolved-Resolved, Collateral Desktop Analysis Provided. - Due Diligence Vendor-08/15/2023

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/15/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/14/2023

															Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation or Additional Valuation has not available in file - Due Diligence Vendor-08/09/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/14/2023	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-09/07/2023 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/18/2023 Resolved-Resolved, Collateral Desktop Analysis Provided. - Due Diligence Vendor-08/15/2023 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/15/2023	5040001052_RDA.pdf			FL	Investment	Refinance	Cash Out - Other	1098354	N/A	N/A
XXXX	XXXX	4350103461	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-Updated 1008 Provided, Verified & entered in system-Resolved. - Due Diligence Vendor-08/18/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/17/2023

Ready for Review-Document Uploaded.  - Seller-08/17/2023

Open-The Diligence Final Look Page Qualifying LTV is 23.44% but the 1008 Page Qualifying LTV is 24%. Please confirm the correct qualifying property value flag was chosen. Loan amount 150000 / Appraisal fee 640000 * 100 = 23.44%
and also All Other Monthly Payments $5,621.76 is not matching with 1008 All Other Monthly Payments $6922.79, difference is $1,301.03 which is also impacting on DTI as well.

															please provide updated 1008 - Due Diligence Vendor-08/09/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023 Ready for Review-Document Uploaded. - Seller-08/17/2023	Resolved-Updated 1008 Provided, Verified & entered in system-Resolved. - Due Diligence Vendor-08/18/2023	5040001052_1008 Transmittal Summary_2.pdf			FL	Investment	Refinance	Cash Out - Other	1098756	N/A	N/A
XXXX	XXXX	4350103461	Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Waived-page no. - 713,
Please provide an approved investor exception for the following: The HOA is contributing nothing to reserves on the 2023 budget which shows a projected annual loss of ($87,959.00), and the reserve study completed in 2021 recommends an ANNUAL reserve contribution of either $2,534,000.00 or $4,076,649.00 depending on the methodology, Cash Flow Analysis or Component Funding Analysis respectively, currently, the total annual income on the HOA operating budget is only
$2,703,354.00, so these figures indicate that the need for significant future special assessments to fund reserves is a certainty. - Due Diligence Vendor-08/09/2023	Waived-page no. - 713,
Please provide an approved investor exception for the following: The HOA is contributing nothing to reserves on the 2023 budget which shows a projected annual loss of ($87,959.00), and the reserve study completed in 2021 recommends an ANNUAL reserve contribution of either $2,534,000.00 or $4,076,649.00 depending on the methodology, Cash Flow Analysis or Component Funding Analysis respectively, currently, the total annual income on the HOA operating budget is only
$2,703,354.00, so these figures indicate that the need for significant future special assessments to fund reserves is a certainty.  - Due Diligence Vendor-08/09/2023

																				Credit Score above minimum by 20 points or greater, DTI below max by 5% or greater, 0X30X24 month housing history and PITIA reserves above minimum by 6 months or greater	FL	Investment	Refinance	Cash Out - Other	1098747	Originator Pre-Close	Yes
XXXX	XXXX	4350103462			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-09/07/2023 Resolved-Resolved, Requested Signed Tax Returns provided. - Due Diligence Vendor-08/18/2023 Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-08/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023 Open-Borrower 1 Tax Returns Not Signed, Kindly Provide Signed Tax Return Documents. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023	Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-09/07/2023 Resolved-Resolved, Requested Signed Tax Returns provided. - Due Diligence Vendor-08/18/2023 Resolved-Borrower 1 Tax Returns Are Signed - Due Diligence Vendor-08/18/2023	5040001099_B1 Signed 2022 1040.pdf 5040001099_B1 Signed 2021 1040.pdf			FL	Investment	Purchase	NA	1077873	N/A	N/A
XXXX	XXXX	4350103462	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-received rate lock for 7/14/23 - resolved - Due Diligence Vendor-08/15/2023

Ready for Review-Response from LOA: "I don't think another lock agreement would have even been sent.  The below [float authorization option] is from the initial disclosures, and the rate was locked on 7/14.  The rate lock was simply disclosed on the TRID CD." Please review the attached rate lock and the statement above and let me know what else is needed to satisfy.  - Seller-08/14/2023

Ready for Review-Document Uploaded.  - Seller-08/14/2023

															Open-Rate lock in file on page #1351 is marked to Float Authorization Option, Kindly Provide Rate lock that is marked tp rate lock in option. - Due Diligence Vendor-07/31/2023	Ready for Review-Response from LOA: "I don't think another lock agreement would have even been sent. The below [float authorization option] is from the initial disclosures, and the rate was locked on 7/14. The rate lock was simply disclosed on the TRID CD." Please review the attached rate lock and the statement above and let me know what else is needed to satisfy. - Seller-08/14/2023 Ready for Review-Document Uploaded. - Seller-08/14/2023	Resolved-received rate lock for 7/14/23 - resolved - Due Diligence Vendor-08/15/2023	5040001099_Lock-In Agreement_Correct.pdf			FL	Investment	Purchase	NA	1078024	N/A	N/A
XXXX	XXXX	4350103462			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Income calculation received is handwritten just like page 1391 - resolved - Due Diligence Vendor-08/09/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/09/2023 Open-Income Calculation sheet is missing for both Borrowers B1 & B2, Kindly Provide. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/09/2023	Resolved-Income calculation received is handwritten just like page 1391 - resolved - Due Diligence Vendor-08/09/2023	5040001099_Income and Debt Worksheet.pdf			FL	Investment	Purchase	NA	1078020	N/A	N/A
XXXX	XXXX	4350103462			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-received initial CD - resolved - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/04/2023 Ready for Review-Document Uploaded. - Seller-08/04/2023 Open-TRID: Missing Closing Disclosure Initial CD is missing from file, Kindly Provide. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/04/2023 Ready for Review-Document Uploaded. - Seller-08/04/2023	Resolved-received initial CD - resolved - Due Diligence Vendor-08/07/2023	Consumer Handbook on ARM Loans.pdf			FL	Investment	Purchase	NA	1078022	N/A	N/A
XXXX	XXXX	4350103462			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	CHARM Booklet is Missing	Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-08/07/2023 Ready for Review-Document Uploaded. Due apologize, attached Arm booklet in the other condition. and attached is the initial CD. - Seller-08/04/2023 Open-ARM loan - Charm booklet is missing kindly Provide. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Due apologize, attached Arm booklet in the other condition. and attached is the initial CD. - Seller-08/04/2023	Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-08/07/2023	ICD Unsigned_2.pdf			FL	Investment	Purchase	NA	1078023	N/A	N/A
XXXX	XXXX	4350103462	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-08/07/2023

Ready for Review-Document Uploaded. Per the UW response - the Collateral Underwriter risk score was 1.3 (SSR Attached) and the loan amount is $441,000.  A desktop valuation is only needed if the Risk Score is in excess of 2.5 and a second appraisal is only needed if the loan amount is over $1,500,000. - Seller-08/04/2023

															Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. No Additional Review Products are present in file, Kindly Provide. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Per the UW response - the Collateral Underwriter risk score was 1.3 (SSR Attached) and the loan amount is $441,000. A desktop valuation is only needed if the Risk Score is in excess of 2.5 and a second appraisal is only needed if the loan amount is over $1,500,000. - Seller-08/04/2023	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-08/07/2023	RS 1.3 SSR_FNM_12075152.pdf			FL	Investment	Purchase	NA	1077906	N/A	N/A
XXXX	XXXX	4350103499			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Letter of Explanation (Assets) missing or unexecuted	Resolved-Letter of explanation stating there is no impact on business of using balance for reserves has been Provided. - Due Diligence Vendor-09/15/2023 Ready for Review-Document Uploaded. - Seller-09/14/2023 Open-Borrower has business account in asset, so please provide letter of explanation stating there is no impact on business of using balance for reserves. - Due Diligence Vendor-09/08/2023	Ready for Review-Document Uploaded. - Seller-09/14/2023	Resolved-Letter of explanation stating there is no impact on business of using balance for reserves has been Provided. - Due Diligence Vendor-09/15/2023	5041001216_cpa letter use of business assets.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	1145828	N/A	N/A
XXXX	XXXX	4350103464	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Pay History	Pay History Review: Missing Payment History	Resolved-Supportive documents provided & Borrower quit claimed previous primary to ex-spouse 11/26/2021 and ex-spouse quit claimed current primary to her. - Due Diligence Vendor-08/04/2023

Ready for Review-Document Uploaded. Please see OREO section and divorce decree. Borrower quit claimed previous primary to ex-spouse 11/26/2021 and ex-spouse quit claimed current primary to her - Seller-08/03/2023

															Open-Unable to determine borrower prior primary mortgage history. Prior primary borrower reported as living there for 25 years; and current residence for 1 year and 10 months unable to verify months for primary based off the credit report in file. - Due Diligence Vendor-07/26/2023	Ready for Review-Document Uploaded. Please see OREO section and divorce decree. Borrower quit claimed previous primary to ex-spouse 11/26/2021 and ex-spouse quit claimed current primary to her - Seller-08/03/2023	Resolved-Supportive documents provided & Borrower quit claimed previous primary to ex-spouse 11/26/2021 and ex-spouse quit claimed current primary to her. - Due Diligence Vendor-08/04/2023	9758 Otis QCD.pdf 9146 free and clear.pdf Separation Agreement.pdf			CO	Primary Residence	Purchase	NA	1071149	N/A	N/A
XXXX	XXXX	4350103478			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing QM/ATR Checklist	Resolved-Received - Due Diligence Vendor-09/14/2023 Ready for Review-Document Uploaded. - Seller-09/13/2023 Open-Underwriting attestation is missing in file. please provide the same. - Due Diligence Vendor-08/24/2023	Ready for Review-Document Uploaded. - Seller-09/13/2023	Resolved-Received - Due Diligence Vendor-09/14/2023	5058001703_UW Attestation_2.pdf			WA	Primary Residence	Purchase	NA	1125133	N/A	N/A
XXXX	XXXX	4350103478			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-LOX of XXXX to use savings from his joint account with Borrower has been Provided. - Due Diligence Vendor-09/14/2023 Ready for Review-Document Uploaded. - Seller-09/13/2023 Open-Please provide LOX of XXXX to use savings from his joint account with Borrower - Due Diligence Vendor-08/24/2023	Ready for Review-Document Uploaded. - Seller-09/13/2023	Resolved-LOX of XXXX to use savings from his joint account with Borrower has been Provided. - Due Diligence Vendor-09/14/2023	5058001703_Joint Access Letter of Explanation from Borrower -.pdf			WA	Primary Residence	Purchase	NA	1125193	N/A	N/A
XXXX	XXXX	4350103478			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Resolved, Requested Hazard Insurance Policy Attached. - Due Diligence Vendor-08/30/2023 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/30/2023 Ready for Review-Document Uploaded. - Seller-08/29/2023 Open-Missing Hazard Insurance Policy in file - Due Diligence Vendor-08/24/2023	Ready for Review-Document Uploaded. - Seller-08/29/2023	Resolved-Resolved, Requested Hazard Insurance Policy Attached. - Due Diligence Vendor-08/30/2023 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/30/2023	5058001703_HOI Binder.pdf			WA	Primary Residence	Purchase	NA	1125180	N/A	N/A
XXXX	XXXX	4350103478			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Resolved, Third Party Fraud Report is fully provided. - Due Diligence Vendor-08/30/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/30/2023 Ready for Review-Document Uploaded. - Seller-08/29/2023 Open-Third Party Fraud Report Partially Provided ( LPA - Page - 365 ), please provide complete Fraud Report. - Due Diligence Vendor-08/24/2023	Ready for Review-Document Uploaded. - Seller-08/29/2023	Resolved-Resolved, Third Party Fraud Report is fully provided. - Due Diligence Vendor-08/30/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/30/2023	5058001703_Fraud Report-Risk Evaluation Report.pdf			WA	Primary Residence	Purchase	NA	1125211	N/A	N/A
XXXX	XXXX	4350103478			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Assets not properly documented/insufficient	Resolved-Resolved, Requested EMD attached. - Due Diligence Vendor-08/30/2023 Ready for Review-Document Uploaded. - Seller-08/29/2023 Open-please provide copy of earnest money deposit or copy of wire for EMD $5500 - Due Diligence Vendor-08/25/2023	Ready for Review-Document Uploaded. - Seller-08/29/2023	Resolved-Resolved, Requested EMD attached. - Due Diligence Vendor-08/30/2023	5058001703_Earnest Money Deposit.pdf			WA	Primary Residence	Purchase	NA	1127911	N/A	N/A
XXXX	XXXX	4350103490			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Income calculation worksheet Provided. - Due Diligence Vendor-08/01/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023 Open-Please provide the Income calculation worksheet - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023	Resolved-Income calculation worksheet Provided. - Due Diligence Vendor-08/01/2023	5063006178_Income Calculation Worksheet.pdf			KY	Primary Residence	Purchase	NA	1072491	N/A	N/A
XXXX	XXXX	4350103465			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2023 Resolved-VOE on page #231& CPA on page#384 Provided in file & Verified. - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Ready for Review-Document Uploaded. - Seller-07/17/2023 Open-Borrower 2 3rd Party VOE Prior to Close Missing in file - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Ready for Review-Document Uploaded. - Seller-07/17/2023	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/18/2023 Resolved-VOE on page #231& CPA on page#384 Provided in file & Verified. - Due Diligence Vendor-07/18/2023	5063007581_VOE - Verbal B2.pdf			KY	Second Home	Purchase	NA	1051945	N/A	N/A
XXXX	XXXX	4350103465			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Residual income unknown	Resolved-Residual income worksheet Provided. - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-residual income worksheet missing in file - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-Residual income worksheet Provided. - Due Diligence Vendor-07/18/2023	5063007581_residual income calc.pdf			KY	Second Home	Purchase	NA	1051706	N/A	N/A
XXXX	XXXX	4350103465			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Income Calculation Worksheet for Borrower 2 has been provided. - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-Borrower 2 Missing Lender Income Calculation Worksheet is missing in file - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-Lender Income Calculation Worksheet for Borrower 2 has been provided. - Due Diligence Vendor-07/18/2023	5063007581_Income Calculation Worksheet.pdf 5063007581_Self Employment Income Calculation Worksheet_2.pdf			KY	Second Home	Purchase	NA	1051710	N/A	N/A
XXXX	XXXX	4350103466			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing QM/ATR Checklist	Resolved-Attestation provided, finding resolved. - Due Diligence Vendor-07/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023 Open-Underwriting attestation is missing in file - Due Diligence Vendor-07/13/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/17/2023	Resolved-Attestation provided, finding resolved. - Due Diligence Vendor-07/18/2023	5063007662_Underwriter ATR Attestation.pdf			KY	Primary Residence	Purchase	NA	1052586	N/A	N/A
XXXX	XXXX	4350103467	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Deficient Income Documentation	Resolved-VA award letter provided. - Due Diligence Vendor-08/03/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-08/01/2023

Counter-Can we get exception to not having the award letter that provides the monthly amount or get the VA award letter.  Thank you  - Due Diligence Vendor-08/01/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-07/31/2023

Ready for Review-Document Uploaded.  - Seller-07/31/2023

															Open-There is Disability Income of $2172.39 on final 1003 page#676,we have Bank statements for 4 months where the VA Amount is being credited on pages#65-69.Also we have VA document on page#701 but couldn't verify any amount from the document. As per Guidelines "The borrower must provide to the lender documentation from the VA to evidence the borrower’s VA benefits". Please Provide lender documentation to verify Disability Income. - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/01/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Ready for Review-Document Uploaded. - Seller-07/31/2023	Resolved-VA award letter provided. - Due Diligence Vendor-08/03/2023	5073000547_Income - VA Benefit Summary Letter.pdf Johnson_ViewCOE.do.pdf			FL	Second Home	Purchase	NA	1072800	N/A	N/A
XXXX	XXXX	4350103491			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Assets	Asset General	Waived-Please provide an approved investor exception for the project having a reserve contribution of less than 3% of the total budget to reserves and the reserve study shows the project reserves are only 14% funded. The meeting minutes show that the HOA is considering a $2+ Million special assessment in order to increase reserve. - page 851 - Due Diligence Vendor-08/16/2023		Waived-Please provide an approved investor exception for the project having a reserve contribution of less than 3% of the total budget to reserves and the reserve study shows the project reserves are only 14% funded. The meeting minutes show that the HOA is considering a $2+ Million special assessment in order to increase reserve. - page 851 - Due Diligence Vendor-08/16/2023			Credit Score above minimum by 20 points or greater, Time on Job of 5 years or greater, 15.83 DTI below max by 5% or greater Max is at 50% and borrower back-end DTI is at 33.25 Reserves required above minimum by 6 months or greater. Borrower has 30.98 for reserves.	FL	Second Home	Purchase	NA	1111319	Originator Pre-Close	Yes
XXXX	XXXX	4350103480	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Property	Appraisal	Collateral Documentation	Waived-Exception on page#450:
The project is ineligible for approval due to insufficient/non-compliant insurance, the deductible for Named Storms is 7.5%, FNMA/FHLMC guidelines permit deductibles of 5% or less. - Due Diligence Vendor-09/20/2023

Ready for Review-Underwriter response: "The project is acceptable under the XXXX program with the approved investor exception for the project having non-compliant master property insurance due to excessive deductible for Named Storms of 7.5%, the max permitted is 5%." Please advise.  - Seller-09/19/2023

Open-Exception on page#450 :
The project is ineligible for approval due to insufficient/non-compliant insurance, the deductible for Named Storms is 7.5%, FNMA/FHLMC guidelines permit deductibles of 5% or less. - Due Diligence Vendor-09/06/2023	Ready for Review-Underwriter response: "The project is acceptable under the XXXX program with the approved investor exception for the project having non-compliant master property insurance due to excessive deductible for Named Storms of 7.5%, the max permitted is 5%." Please advise. - Seller-09/19/2023	Waived-Exception on page#450: The project is ineligible for approval due to insufficient/non-compliant insurance, the deductible for Named Storms is 7.5%, FNMA/FHLMC guidelines permit deductibles of 5% or less. - Due Diligence Vendor-09/20/2023	Compensating Factors (indicate all that apply):
Credit Score above minimum by 20 points or greater-Qualifying FICO is 736 /Guideline Min FICO is 700- Verified.
DTI below max by 5% or greater-Qualifying Total Debt Income Ratio is 34.49%/Guideline DTI is 50%- Verified.
Increase in residual income by 10% or greater-residual income is $3,458.76/AS per GL's Min is $600- Verified.
0X30X24 month housing history-Primary Mortgage or Current Rent History is 36 as per VOR on page#755-Verified.
																				PITIA reserves above minimum by 6 months or greater-Qualifying Total Reserves Number of Months is 51.27/Guideline Required Reserves - Number of Months is 6-Verified.	FL	Primary Residence	Purchase	NA	1141698	Originator Pre-Close	Yes
XXXX	XXXX	4350103480			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing asset documentation (ATR)	Resolved-Bank of America-Checking Account verified & Updated. - Due Diligence Vendor-09/20/2023 Ready for Review-Document Uploaded. - Seller-09/19/2023 Open-As per Final 1003 on page#734 we do have Asset to verify for Bank of America-Checking Account which is missing from file. Please provide Bank statements to verify the Asset. - Due Diligence Vendor-09/06/2023	Ready for Review-Document Uploaded. - Seller-09/19/2023	Resolved-Bank of America-Checking Account verified & Updated. - Due Diligence Vendor-09/20/2023	5073000626_Asset - BofA 5987 - 06.30.pdf 5073000626_Asset - BofA 5987 - 05.31.pdf			FL	Primary Residence	Purchase	NA	1141700	N/A	N/A
XXXX	XXXX	4350103481	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received LOE borrower stayed rent free. Updated credit screen and added comments. - Due Diligence Vendor-09/22/2023

Ready for Review-Document Uploaded.  - Seller-09/21/2023

Counter-LOE attached is not for the correct borrower.   - Due Diligence Vendor-09/14/2023

Ready for Review-Document Uploaded.  - Seller-09/13/2023

Counter-Please provide 12 month VOR/VOM for 2430 Victory Park Lane which is where borrower resided prior to his current residence that he has been living rent free for past 10 months. - Due Diligence Vendor-09/12/2023

Ready for Review-Document Uploaded.  - Seller-09/08/2023

Counter-Please provide rent history for prior 12 months.  Was only staying rent free at current address for 10 months.  Thank you  - Due Diligence Vendor-09/05/2023

Ready for Review-Document Uploaded.  - Seller-09/05/2023

															Open-Please provide VOM/VOR for 12 months of rent history. Was at prior address for 10 months' rent free. Previous address states 12 months with rent at 3950. Thank you. - Due Diligence Vendor-08/28/2023	Ready for Review-Document Uploaded. - Seller-09/21/2023 Ready for Review-Document Uploaded. - Seller-09/13/2023 Ready for Review-Document Uploaded. - Seller-09/08/2023 Ready for Review-Document Uploaded. - Seller-09/05/2023	Resolved-Received LOE borrower stayed rent free. Updated credit screen and added comments. - Due Diligence Vendor-09/22/2023	5074000218_Receipted & Signed Contract.pdf 5074000218_Rental Agreement.pdf 5074000218_HOLT_AGREEMENT.pdf RENT FREE LETTER.pdf			CA	Primary Residence	Purchase	NA	1131428	N/A	N/A
XXXX	XXXX	4350103481			Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Fannie Mae SSR uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/25/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-08/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/24/2023 Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/24/2023	Resolved-Fannie Mae SSR uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/25/2023 Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-08/25/2023	5074000218_SSR_FRE_SCORE 2.0.pdf 5074000218_SSR_FNM_SCORE 1.5.pdf			CA	Primary Residence	Purchase	NA	1120542	N/A	N/A
XXXX	XXXX	4350103481			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Full Third Party Fraud Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/25/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/24/2023 Open-Third Party Fraud Report Partially Provided Please provide complete fraud report. - Due Diligence Vendor-08/22/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/24/2023	Resolved-Full Third Party Fraud Report uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/25/2023 Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-08/25/2023	5074000218_Fraud.pdf			CA	Primary Residence	Purchase	NA	1120630	N/A	N/A
XXXX	XXXX	4350103443			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated Loan Approval Document Provided. - Due Diligence Vendor-07/07/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/06/2023 Open-Please update the approval cert to show the correct documentation type - Due Diligence Vendor-07/06/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/06/2023	Resolved-Updated Loan Approval Document Provided. - Due Diligence Vendor-07/07/2023	APPROVAL CERTIFICATE_(18).pdf			CA	Primary Residence	Refinance	Cash Out - Other	1039061	N/A	N/A
XXXX	XXXX	4350103441			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Clarification received, data acknowledged. - Due Diligence Vendor-08/07/2023 Ready for Review-Loan was approved as XXXX not XXXX. - Seller-08/07/2023 Open-Audited FICO is less than Guideline FICO Titanium requires a minimum FICO 0f 700, borrower FICO 676. Please advise/exception. If exception, please provide one additional comp factor as file already contains 2 exceptions with 3 comp factors. Thank you. - Due Diligence Vendor-08/07/2023	Ready for Review-Loan was approved as XXXX not XXXX. - Seller-08/07/2023	Resolved-Clarification received, data acknowledged. - Due Diligence Vendor-08/07/2023				TX	Primary Residence	Purchase	NA	1092678	N/A	N/A
XXXX	XXXX	4350103441			Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-We have exception on (findings) for LTV > 80% : Guidelines LTV is 80%, Provided LTV is 85%. Payment Shock > 250% (FTHB) : Payment Shock for FTHB should not be >250% - Due Diligence Vendor-08/01/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-Audited LTV of 85% exceeds Guideline LTV of 80% Please provide an updated exception form with an additional comp factor due to 2 exceptions in file - Due Diligence Vendor-07/28/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Waived-We have exception on (findings) for LTV > 80% : Guidelines LTV is 80%, Provided LTV is 85%. Payment Shock > 250% (FTHB) : Payment Shock for FTHB should not be >250% - Due Diligence Vendor-08/01/2023	Exception Bell.pdf		RESIDUAL INCOME EXCEEDS $3,500 - Residual income in file is $54,875.63. BORROWER HAS 5+ YEARS WORKING FOR THE SAME WAGE OR SELF-EMPLOYED BUSINESS - Actual 15.5 per 1003 DTI below may by 5% or greater - DTI Meets Guidelines - actual 15.29%	TX	Primary Residence	Purchase	NA	1074849	Originator Pre-Close	Yes
XXXX	XXXX	4350103441			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Qualifying Credit Score does not meet eligibility requirement(s)	Resolved-Updated Loan Approval Provided, - Due Diligence Vendor-08/01/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-FICO in approval certificate is 700 but as per credit report FICO is 676 please confirm correct score - Due Diligence Vendor-07/28/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-Updated Loan Approval Provided, - Due Diligence Vendor-08/01/2023	APPROVAL CERTIFICATE_-5.pdf			TX	Primary Residence	Purchase	NA	1075045	N/A	N/A
XXXX	XXXX	4350103441			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Updated document Provided; changes made in system. - Due Diligence Vendor-08/01/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-Qualifying FICO on the 1008 Page is '700' but the Qualifying FICO from the Credit Liabilities Page is '676'. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO on the 1008 and approval certificate Page is '700 but credit report shows 676 Please confirm the correct Qualifying FICO value. - Due Diligence Vendor-07/28/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-Updated document Provided; changes made in system. - Due Diligence Vendor-08/01/2023	LOPrint-3.pdf			TX	Primary Residence	Purchase	NA	1074801	N/A	N/A
XXXX	XXXX	4350103441			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/01/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/01/2023 Ready for Review-Document Uploaded. UW used figures w.o exempt - Seller-07/31/2023 Open-Missing Evidence of Property Tax tax cert is missing in file however considered tax amount from Final CD - Due Diligence Vendor-07/28/2023	Ready for Review-Document Uploaded. UW used figures w.o exempt - Seller-07/31/2023	Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/01/2023 Resolved-Evidence of Property Tax is present - Due Diligence Vendor-08/01/2023	tax w.o exempt 14614.39.pdf			TX	Primary Residence	Purchase	NA	1074824	N/A	N/A
XXXX	XXXX	4350103483	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Waived-Exception made for recent 12 month business bank statement analysis, borrower income is declining more than 30% in the most recent 6 months - Due Diligence Vendor-08/22/2023

Ready for Review-Per UW: BASED ON RECENT 12 MONTH BUSINESS BANK STATEMENT ANALYSIS, BORROWER INCOME IS DECLING MORE THAN 30% IN THE MOST RECENT 6 MONTHS. - Seller-08/17/2023

Open-Please clarify what is reducing the LTV below 90% to issue an exception - Due Diligence Vendor-08/16/2023

Waived-We have Exception on pg (findings) for -LTV 90: LTV Meets Guidelines, as per Guidelines LTV is 90% for Purchase and
BASED ON RECENT 12 MONTH BUSINESS BANK STATEMENT ANALYSIS,
BORROWER INCOME IS DECLING MORE THAN 30% IN THE MOST RECENT
6 MONTHS: as per Income Worksheet Income is not Declining and we have Loe for the same. - Due Diligence Vendor-08/03/2023

Ready for Review-Document Uploaded. see attached  - Seller-08/02/2023

Open-Income 1 Income Trend is Decreasing Exception on pg 205 for declining income and LTV of 90%: As per income worksheet, income is not declining, and we have a LOX for the same on pg  207. Also, borrower does not exceed LTV with Alt-Doc bank statements at 90% purchase.
															Note : Please advise on exception for Income declining/LTV, if yes, there are two exceptions with 2 Comp factors. Provide additional comp factors. - Due Diligence Vendor-07/28/2023	Ready for Review-Per UW: BASED ON RECENT 12 MONTH BUSINESS BANK STATEMENT ANALYSIS, BORROWER INCOME IS DECLING MORE THAN 30% IN THE MOST RECENT 6 MONTHS. - Seller-08/17/2023 Ready for Review-Document Uploaded. see attached - Seller-08/02/2023	Waived-Exception made for recent 12 month business bank statement analysis, borrower income is declining more than 30% in the most recent 6 months - Due Diligence Vendor-08/22/2023 Waived-We have Exception on pg (findings) for -LTV 90: LTV Meets Guidelines, as per Guidelines LTV is 90% for Purchase and BASED ON RECENT 12 MONTH BUSINESS BANK STATEMENT ANALYSIS, BORROWER INCOME IS DECLING MORE THAN 30% IN THE MOST RECENT 6 MONTHS: as per Income Worksheet Income is not Declining and we have Loe for the same. - Due Diligence Vendor-08/03/2023	Exception Balayan.pdf		No derogatory credit : No late payments reflected on credit report. Residual income : actual $46,380.08 DTI below may by 5% or greater: DTI Meets guidelines	CA	Primary Residence	Purchase	NA	1074762	Originator Post-Close	Yes
XXXX	XXXX	4350103483			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/18/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-08/18/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023 Open-Life of Loan verbiage missing from the Flood Cert - Due Diligence Vendor-08/16/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/17/2023	Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/18/2023 Resolved-Flood Certificate is fully present - Due Diligence Vendor-08/18/2023	FLOOD CERT_ (4).pdf			CA	Primary Residence	Purchase	NA	1112526	N/A	N/A
XXXX	XXXX	4350103483	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Other valuation 'Residential Appraisal Review Short Form' uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/04/2023

Resolved- - Due Diligence Vendor-08/04/2023

Ready for Review- - Due Diligence Vendor-08/03/2023

Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 - Due Diligence Vendor-08/03/2023

Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/03/2023

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/03/2023

Ready for Review-Document Uploaded.  - Seller-08/02/2023

															Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per securitization requirements and CU Score, if present, is greater than 2.5 Other Valuation is not provided as CDA, AVM, as Cu score is greater than 2.5. please provided other valuation - Due Diligence Vendor-07/28/2023	Ready for Review-Document Uploaded. - Seller-08/02/2023	Resolved-Other valuation 'Residential Appraisal Review Short Form' uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/04/2023 Resolved- - Due Diligence Vendor-08/04/2023 Resolved-Document Provided, changes made in system. - Due Diligence Vendor-08/03/2023 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/03/2023	Desk Review Balayan.pdf			CA	Primary Residence	Purchase	NA	1074803	N/A	N/A
XXXX	XXXX	4350103483			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-08/08/2023 Resolved-Required Document provided, changes made in system. - Due Diligence Vendor-08/08/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/07/2023 Ready for Review-Document Uploaded. - Seller-08/07/2023 Open-Housing History Does Not Meet Guideline Requirements Borrower is Staying in Current Residence with Rent Free but no LOX. Please provide LOX Thank you. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/07/2023 Ready for Review-Document Uploaded. - Seller-08/07/2023	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-08/08/2023 Resolved-Required Document provided, changes made in system. - Due Diligence Vendor-08/08/2023	Rent free letter B.pdf			CA	Primary Residence	Purchase	NA	1077995	N/A	N/A
XXXX	XXXX	4350103483			Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Updated Loan Approval document provided - Due Diligence Vendor-08/03/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023 Open-Approval certificate states documentation is 'other bank statement' 12 months provided. Please update. - Due Diligence Vendor-07/31/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/02/2023	Resolved-Updated Loan Approval document provided - Due Diligence Vendor-08/03/2023	APPROVAL CERTIFICATE_-7.pdf			CA	Primary Residence	Purchase	NA	1078519	N/A	N/A
XXXX	XXXX	4350103468	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Deficient Income Documentation	Resolved-Followed QC Comments as Reviewing the new guidelines, will advise if new conditions are required. - Due Diligence Vendor-08/01/2023

Ready for Review-Reviewing the new guidelines, will advise if new conditions are required.  - Due Diligence Vendor-07/31/2023

Ready for Review-Loan was UW as Prime Ascent Alt Doc and used Investor Guidelines -no bank stmts required for P&L -let me know if you need the guidelines - Seller-07/28/2023

															Open-We Have P&L Statement provided, but no supporting 2 months of Bank statements Provided. please Provide Required Bank Statements - Due Diligence Vendor-07/27/2023	Ready for Review-Loan was UW as Prime Ascent Alt Doc and used Investor Guidelines -no bank stmts required for P&L -let me know if you need the guidelines - Seller-07/28/2023	Resolved-Followed QC Comments as Reviewing the new guidelines, will advise if new conditions are required. - Due Diligence Vendor-08/01/2023				WA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	1071901	N/A	N/A
XXXX	XXXX	4350103468			Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/31/2023 Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/31/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023 Open-The Final 1003 is Not Executed Final 1003 LO sign missing - Due Diligence Vendor-07/27/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/31/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/31/2023 Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/31/2023	Final 1003 Nelson.pdf			WA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	1071892	N/A	N/A
XXXX	XXXX	4350103468			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Lender Approval Form is Missing	Resolved-Updated as per QA comments - Due Diligence Vendor-07/31/2023 Ready for Review-XXXX utilizes Other bank statements for program code for P&L -We do not have a doc type that supports just P&L - Seller-07/28/2023 Open-Income documentation on Loan Approval is Other Bank Statements, but Provided is Business P&L statement. Please Provided Correct Loan Approval which states correct documentation - Due Diligence Vendor-07/27/2023	Ready for Review-XXXX utilizes Other bank statements for program code for P&L -We do not have a doc type that supports just P&L - Seller-07/28/2023	Resolved-Updated as per QA comments - Due Diligence Vendor-07/31/2023				WA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	1071903	N/A	N/A
XXXX	XXXX	4350103492			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 90% exceeds Guideline LTV of 85% Having exception in page #699 for As per Guideline for Condo property the Maximum LTV is 85% however loan qualified with 90% ( CONDO PURCHASE AT 90% LTV, INVESTOR APPROVED ) - Due Diligence Vendor-08/04/2023		Waived-Audited LTV of 90% exceeds Guideline LTV of 85% Having exception in page #699 for As per Guideline for Condo property the Maximum LTV is 85% however loan qualified with 90% ( CONDO PURCHASE AT 90% LTV, INVESTOR APPROVED ) - Due Diligence Vendor-08/04/2023			RESIDUAL INCOME EXCEEDS $3500 : The actual Residual income is $14,814.75 3MOS RESERVES BEYOND REQUIREMENT : 6 months required - actual 14.3	CA	Primary Residence	Purchase	NA	1087531	Originator Pre-Close	Yes
XXXX	XXXX	4350103442			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Credit	Missing self-employment income documentation	Waived-Exception found on pg. 176. Exception for FTHB w/ less than 2 yrs of self-employment (prior employer, same industry 2+ years). - Due Diligence Vendor-08/14/2023		Waived-Exception found on pg. 176. Exception for FTHB w/ less than 2 yrs of self-employment (prior employer, same industry 2+ years). - Due Diligence Vendor-08/14/2023			Compensating Factors: 9 mos reserves (3+ above requirement) LTV 5% below Max LTV	GA	Primary Residence	Purchase	NA	1107451	Originator Pre-Close	Yes
XXXX	XXXX	4350103442			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Waived-Income 1 Income Trend is Decreasing Declining income greater than 20% - Borrower used most recent lower 6 months average of income i.e., $6,743.75 with 25% Expense Factor for Same we have Exception is on Page# 176. We have 2 Exceptions with 2 Compensating Factor as per Guidelines we need 1 Exception with 2 Compensating Factor but in this loan we have only 2 Comp Factor still more we need 2 Comp Factor. - Due Diligence Vendor-08/08/2023		Waived-Income 1 Income Trend is Decreasing Declining income greater than 20% - Borrower used most recent lower 6 months average of income i.e., $6,743.75 with 25% Expense Factor for Same we have Exception is on Page# 176. We have 2 Exceptions with 2 Compensating Factor as per Guidelines we need 1 Exception with 2 Compensating Factor but in this loan we have only 2 Comp Factor still more we need 2 Comp Factor. - Due Diligence Vendor-08/08/2023			9 months reserves (3+ above requirement)_ As per Matrix FTHB is 6 months Reserves. LTV 5% below Max LTV _ As per Matrix LTV is 90% but as per Calculation it is 85% i.e., 5% below Max LTV	GA	Primary Residence	Purchase	NA	1094801	Originator Post-Close	Yes
XXXX	XXXX	4350103469			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Payment shock exceeds guideline	Waived-We have exception on pg 876 for An exception is granted for PAYMENT SHOCK: As per Guidelines Maximum Payment shock for FTHB is 300%, we have >300%, - Due Diligence Vendor-08/30/2023		Waived-We have exception on pg 876 for An exception is granted for PAYMENT SHOCK: As per Guidelines Maximum Payment shock for FTHB is 300%, we have >300%, - Due Diligence Vendor-08/30/2023			RESIDUAL Income : Actual Residual income is $103,037.37 TIME ON JOB : Borrower is employed for 9Years	CA	Primary Residence	Purchase	NA	1134274	Originator Pre-Close	Yes
XXXX	XXXX	4350103470	Closed	XXX	XXX	Resolved	1 - Information	B	A	Compliance	State Reg	Prepayment Term Test	Resolved-Clarification received. - Due Diligence Vendor-09/06/2023

Ready for Review-Document Uploaded. Loan was done in a corp and shows we can do PP on corps - Seller-09/05/2023

Counter-Loan is failing the prepayment term test, does not conform to the requirements for the lender's license type in the state where the property is located - Due Diligence Vendor-08/31/2023

Ready for Review-Document Uploaded.  - Seller-08/29/2023

Open-This loan failed the prepayment term test.

															The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. - Due Diligence Vendor-08/23/2023	Ready for Review-Document Uploaded. Loan was done in a corp and shows we can do PP on corps - Seller-09/05/2023 Ready for Review-Document Uploaded. - Seller-08/29/2023	Resolved-Clarification received. - Due Diligence Vendor-09/06/2023	Goodwin - 8666 - Mortgage.pdf 50 State Survey Prepayment Penalty.pdf 50 State Survey Prepayment Penalty EXECUTIVE SUMMARY CHART.pdf			NJ	Investment	Refinance	Cash Out - Other	1123018	N/A	N/A
XXXX	XXXX	4350103470			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Prepayment Rider	Resolved-Received prepayment rider with Mortgage, finding resolved - Due Diligence Vendor-08/31/2023 Ready for Review-Document Uploaded. - Seller-08/29/2023 Open-DOT states prepayment test but Prepayment Rider is missing in file - Due Diligence Vendor-08/23/2023	Ready for Review-Document Uploaded. - Seller-08/29/2023	Resolved-Received prepayment rider with Mortgage, finding resolved - Due Diligence Vendor-08/31/2023	Goodwin - 8666 - Mortgage.pdf			NJ	Investment	Refinance	Cash Out - Other	1123044	N/A	N/A
XXXX	XXXX	4350103470			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income	Loan files does not contain the required income documentation.	Resolved-Business Narrative uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/24/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/23/2023 Open-Please provide business narrative as borrower qualified with business statements. - Due Diligence Vendor-08/23/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-08/23/2023	Resolved-Business Narrative uploaded, verified & entered in system - Resolved. - Due Diligence Vendor-08/24/2023	BUSINESS NARRATIVE-1.pdf			NJ	Investment	Refinance	Cash Out - Other	1123774	N/A	N/A
XXXX	XXXX	4350103470			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 75% exceeds Guideline LTV of 65% exception is granted for 75% LTV - Guideline LTV is 65% but Qualified LTV is 75% for exception granted - Due Diligence Vendor-08/23/2023		Waived-Audited LTV of 75% exceeds Guideline LTV of 65% exception is granted for 75% LTV - Guideline LTV is 65% but Qualified LTV is 75% for exception granted - Due Diligence Vendor-08/23/2023			RESIDUAL - Residual income in file is $275,466.15 AND RESERVES - Qualified assets are $1,288,055.15 and Qualified reserves is 62.97 months	NJ	Investment	Refinance	Cash Out - Other	1122934	Originator Pre-Close	Yes
XXXX	XXXX	4350103494	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Document Uploaded. Clarification received. data confirmed. - Due Diligence Vendor-09/26/2023

Ready for Review-Document Uploaded. In the state of FL they no longer issue RCE-we have them validate the dwelling coverage is sufficient to cover the RCE. see attached.  - Seller-09/26/2023

															Open-Hazard Insurance Coverage Amount of $1500000 is less than Required Coverage Amount of $2720000 and Guaranteed Replacement Coverage indicator is 'N/A' Please provide clarification on how the adequate coverage was calculated. Policy does not cover 80% of RCE reflected on appraisal. - Due Diligence Vendor-09/25/2023	Ready for Review-Document Uploaded. In the state of FL they no longer issue RCE-we have them validate the dwelling coverage is sufficient to cover the RCE. see attached. - Seller-09/26/2023	Resolved-Document Uploaded. Clarification received. data confirmed. - Due Diligence Vendor-09/26/2023	HOI RCE - HAZARD INSURANCE-1.pdf 22023080266 - Insurance Finding.msg			FL	Primary Residence	Purchase	NA	1175134	N/A	N/A
XXXX	XXXX	4350103494			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Audited LTV of 80% exceeds Guideline LTV of 75% We have Exception on pg 451 for LTV to 80%: as per GL loan amount >2M, Maximum LTV is 75%, but provided LTV is 80%. - Due Diligence Vendor-09/20/2023		Waived-Audited LTV of 80% exceeds Guideline LTV of 75% We have Exception on pg 451 for LTV to 80%: as per GL loan amount >2M, Maximum LTV is 75%, but provided LTV is 80%. - Due Diligence Vendor-09/20/2023			3 months reserves above standard requirement of 12 - actual reserves 24.01 Residual income exceeds $3,500 actual $47,910.07	FL	Primary Residence	Purchase	NA	1165330	Originator Pre-Close	Yes
XXXX	XXXX	4350103493			Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-We have Updated exception on (findings) for LTV > 85% : As per Gl maximum LTV is 90%, Provided LTV is 85%. - Due Diligence Vendor-09/21/2023 Ready for Review-Document Uploaded. - Seller-09/20/2023 Open-Audited LTV of 90% exceeds Guideline LTV of 85% Please provide additional comp factor or update existing exception as borrower has not been self emplyoed over 5+ years but 4+. Thank you. (Exception in page #447 for LTV to 90% LTV )(max per credit grade/tier = 85%) - Due Diligence Vendor-09/15/2023	Ready for Review-Document Uploaded. - Seller-09/20/2023	Waived-We have Updated exception on (findings) for LTV > 85% : As per Gl maximum LTV is 90%, Provided LTV is 85%. - Due Diligence Vendor-09/21/2023	Exception Dalzon80424.pdf		1. 4+ years of self-employment: Self Employed for 4 years 7 months. 2. Residual income exceeds $3,500: Actual Residual income is $37,904.85 3. DTI below max by 5% or more: Actual DTI is 24.59% when Guideline Max DTI is 50%	GA	Primary Residence	Purchase	NA	1158169	Originator Pre-Close	Yes
XXXX	XXXX	4350103437	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 49.87% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-06/01/2023

Ready for Review-Document Uploaded. Document Uploaded.  - Seller-06/01/2023

Open-Audited DTI of 50.1% exceeds Guideline DTI of 50% Please advise, gap report shows the WF account with $25 monthly amount raising the DTI to 50.1% - Due Diligence Vendor-05/31/2023

Resolved-Clarification received, data updated. - Due Diligence Vendor-05/30/2023

Ready for Review-Document Uploaded. Hi Judy- documents show fully amortized payment being used. $5372.91 - Seller-05/30/2023

Counter-Thank you Tina. The UW used the original amortized payment instead of the fully amortized payment as GL notes. - Due Diligence Vendor-05/30/2023

Ready for Review-Document Uploaded. Hi Judy- I am going to upload the UW email -if you can review and advise where the additional is coming from to get the DTI >50% - Seller-05/26/2023

															Open-Audited DTI of 55.79% exceeds Guideline DTI of 50% DTI exceeded due to IO which uses greater of start rate or fully indexed rate at fully amortized payment. Please update. Thank you. - Due Diligence Vendor-05/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-06/01/2023 Ready for Review-Document Uploaded. Hi Judy- documents show fully amortized payment being used. $5372.91 - Seller-05/30/2023 Ready for Review-Document Uploaded. Hi Judy- I am going to upload the UW email -if you can review and advise where the additional is coming from to get the DTI >50% - Seller-05/26/2023	Resolved-Audited DTI of 49.87% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-06/01/2023 Resolved-Clarification received, data updated. - Due Diligence Vendor-05/30/2023	email Victoria.pdf 1008.pdf CD.pdf wf acct -0- balance.pdf			CA	Primary Residence	Purchase	NA	984219	N/A	N/A
XXXX	XXXX	4350103437			Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	CD: General Form Requirements Not Met	Resolved-Document received, data updated. - Due Diligence Vendor-05/30/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/26/2023 Open-Provided Initial closing disclosure on pg 124-128 mismatches with Final Cd on pg 129-134 property address and borrower. please provide correct initial closing disclosure. Thank you. - Due Diligence Vendor-05/26/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/26/2023	Resolved-Document received, data updated. - Due Diligence Vendor-05/30/2023	Closing_Documents_2023_05_26_6470dd6338513.pdf			CA	Primary Residence	Purchase	NA	984211	N/A	N/A
XXXX	XXXX	4350103437			Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-05/30/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/30/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/30/2023 Ready for Review-Document Uploaded. - Seller-05/30/2023 Open-The Final 1003 is Not Executed Final 1003 LO SIGN IS MISSING - Due Diligence Vendor-05/24/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-05/30/2023 Ready for Review-Document Uploaded. - Seller-05/30/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-05/30/2023 Resolved-Document received, data updated. - Due Diligence Vendor-05/30/2023	Final 1003 Swallow.pdf			CA	Primary Residence	Purchase	NA	979918	N/A	N/A
XXXX	XXXX	4350103482			Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-We have exception on pg 110 & (Findings) for LTV of 75% exceeds max LTV of 70% per guidelines: LTV is 70% as per GL, but In file LTV is 75% - Due Diligence Vendor-09/27/2023 Ready for Review-Document Uploaded. - Seller-09/26/2023 Open-Audited LTV of 75% exceeds Guideline LTV of 70% Exception made for LTV of 75% exceeds max LTV of 70% per guidelines, per exception form there are 2 exceptions on file, requires additional com factor - Due Diligence Vendor-09/22/2023	Ready for Review-Document Uploaded. - Seller-09/26/2023	Waived-We have exception on pg 110 & (Findings) for LTV of 75% exceeds max LTV of 70% per guidelines: LTV is 70% as per GL, but In file LTV is 75% - Due Diligence Vendor-09/27/2023	Exception Wright.pdf		Compensating Factor: - DSCR IS GREATER THAN 1% - Verified DSCR is 1.32% - 3 MONTHS RESERVES ABOVE & BEYOND STANDARD REQUIREMENT of 3 months - Verified reserves asper asset page is 85.39 months reserves. - 0x30 on Mortgage since open 10/19 : No derogatory history found on Mortgage in credit report.	PA	Investment	Refinance	Cash Out - Other	1170332	Originator Pre-Close	Yes
XXXX	XXXX	4350103482			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Audited Loan Amount of $101250 is less than the Guideline Minimum Loan Amount of $150000 Having Exception page #110. for Loan amount < $150,000 - Due Diligence Vendor-09/22/2023		Waived-Audited Loan Amount of $101250 is less than the Guideline Minimum Loan Amount of $150000 Having Exception page #110. for Loan amount < $150,000 - Due Diligence Vendor-09/22/2023			Compensating Factor: - DSCR IS GREATER THAN 1% - Verified DSCR is 1.32% - 3 MONTHS RESERVES ABOVE & BEYOND STANDARD REQUIREMENT of 3 months - Verified reserves asper asset page is 85.39 months reserves. - 0x30 on Mortgage since open 10/19 : No derogatory history found on Mortgage in credit report.	PA	Investment	Refinance	Cash Out - Other	1170162	Originator Pre-Close	Yes
XXXX	XXXX	4350103482			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-As per Qa Comments and Gl, XXXX does not require lease agreements -subj is clear - Due Diligence Vendor-09/27/2023 Ready for Review-XXXX does not require lease agreements -subj is clearly being lived in from pictures and appraisal notes homeowner advised current rent is $1550 - Seller-09/26/2023 Open-A property is considered unleased and vacant when no long term executed lease is in place. The Borrower should provide the cause of vacancy (Letter of Explanation) for refinance transactions, such as recently completed renovation, tenant turnover, etc - Due Diligence Vendor-09/26/2023	Ready for Review-XXXX does not require lease agreements -subj is clearly being lived in from pictures and appraisal notes homeowner advised current rent is $1550 - Seller-09/26/2023	Resolved-As per Qa Comments and Gl, XXXX does not require lease agreements -subj is clear - Due Diligence Vendor-09/27/2023				PA	Investment	Refinance	Cash Out - Other	1177815	N/A	N/A
XXXX	XXXX	4350103440			Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Closing	The Final 1003 is Not Executed	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023 Open-The Final 1003 is Not Executed 1. Please Provide Updated 1003 as Borrower is Permanent Resident but in 1003 shows US Citizen. 2. Same as Property Value in 1003 shows $611,000 but as per Appraisal it was $600,000. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023	Resolved-The Final 1003 is Executed - Due Diligence Vendor-07/25/2023	AUDIT CONDITIONS(40).pdf			FL	Primary Residence	Purchase	NA	1062089	N/A	N/A
XXXX	XXXX	4350103440			Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Appraisal value, DTI and HTI matches with approval cert and 1008. Finding resolved - Due Diligence Vendor-07/25/2023 Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023 Open-Approval certificate and 1008 DTI and appraised value do not match. 1008 33.64%/35.719% and $600,000. Both figures are supported by final figures. Please update. - Due Diligence Vendor-07/21/2023	Ready for Review-Document Uploaded. Document Uploaded. - Seller-07/25/2023	Resolved-Appraisal value, DTI and HTI matches with approval cert and 1008. Finding resolved - Due Diligence Vendor-07/25/2023	AUDIT CONDITIONS(41).pdf APPROVAL CERTIFICATE_(34).pdf			FL	Primary Residence	Purchase	NA	1065462	N/A	N/A
XXXX	XXXX	4350103440			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Waived-Audited CLTV of 90% exceeds Guideline CLTV of 85% Exception letter present on pg no 310 for LTV to 90% max 85% - Due Diligence Vendor-07/20/2023		Waived-Audited CLTV of 90% exceeds Guideline CLTV of 85% Exception letter present on pg no 310 for LTV to 90% max 85% - Due Diligence Vendor-07/20/2023			3 months additional reserves - Required 6 actual reserves 16.07. Residual Income - Actual Residual Income $10,354.38	FL	Primary Residence	Purchase	NA	1061986	Originator Pre-Close	Yes